As filed October 14, 2016

Securities Act Registration No. 333-206600

Investment Company Act Reg. No. 811-23078

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933☒

Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 15	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940☒

Amendment No. 17	☒

(Check appropriate box or boxes.)

___________________________________

Virtus ETF Trust II

(Exact Name of Registrant as Specified in Charter)

1540 Broadway, New York, NY 10036

(Address of Principal Executive Offices) (Zip Code)

(212) 593-4383

(Registrant’s Telephone Number, including Area Code)

Virtus ETF Trust II

c/o Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and Address of Agent for Service)

with a copy to:

Michael D. Mabry, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on _______________ pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on _______________ pursuant to paragraph (a)(1) of Rule 485
[x]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on _______________ pursuant to paragraph (a)(2) of Rule 485

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion, dated October 14, 2016

PROSPECTUS | [___], 2016

Virtus Enhanced GOLD ETF

(Ticker: VEG)

Virtus ENHANCED SHORT U.S. EQUITY ETF

(Ticker: VESH)

each a series of

VIRTUS ETF Trust II

The Virtus Enhanced Gold ETF and the Virtus Enhanced Short U.S. Equity ETF (each a “Fund” and together, the “Funds”) are exchange-traded funds (“ETFs”).

Shares of each Fund are listed on the NYSE Arca (the “Exchange”) and trade at market prices.

The market price for a Fund’s shares may be different from its net asset value per share.

Neither the Securities and Exchange Commission nor the Commodity Futures Trading Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

RISK/RETURN SUMMARY INFORMATION

VIRTUS ENHANCED GOLD ETF (TICKER: VEG)

INVESTMENT OBJECTIVE

Virtus Enhanced Gold ETF (the “Fund”) seeks to provide exposure to gold enhanced by an income-seeking, options overlay strategy.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee[1]	[____]%
Distribution and/or Service (12b-1) Fees[2]	0.00%
Other Expenses[3]	0.00%
Total Annual Fund Operating Expenses	[____]%

(1)	The management fee is structured as a “unified fee”, out of which the Fund’s adviser pays all of the ordinary operating expenses of the Fund, except for the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund; each of which is paid by the Fund.
(2)	The Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year under a Rule 12b-1 plan; however, no such fees are currently paid by the Fund, and there are no current plans to impose these fees.
(3)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[____]	$[____]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGY

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide a higher total return than an investment in gold. The Fund also employs an options overlay strategy to seek to enhance the Fund’s total return through income generation.

The Fund seeks to achieve its exposure to gold indirectly through investments in a wholly owned subsidiary organized in the Cayman Islands (the “Virtus Enhanced Subsidiary”). The Virtus Enhanced Subsidiary will invest primarily in commodity-linked derivative instruments, such as listed, front-month gold futures contracts. The Virtus Enhanced Subsidiary will also invest in short-term fixed income securities, cash and cash equivalents, which are intended to serve as margin or collateral for the Virtus Enhanced Subsidiary’s derivative positions. The Fund will not invest more than 25% of its total assets in the Virtus Enhanced Subsidiary. The remainder of the Fund’s assets will be invested in cash and cash equivalents, including short-term investment grade fixed-income securities, ETFs and money market instruments, which are intended to serve as collateral, and put and call options, pursuant to the Fund’s options overlay strategy.

The Fund’s investment in the Virtus Enhanced Subsidiary is intended to provide the Fund with exposure to gold while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies under the Internal Revenue Code of 1986, as amended. Because the Virtus Enhanced Subsidiary is wholly owned by the Fund, references to the investment strategies and risks of the Fund generally include the investment strategies and risks of the Virtus Enhanced Subsidiary. The Virtus Enhanced Subsidiary is advised by Virtus ETF Advisers LLC.

Options Strategy Overlay. The Fund seeks to provide a revenue stream independent of the Virtus Enhanced Subsidiary’s position in gold futures by seeking: (i) a steady level of incremental income (option premium) through the systematic writing of out-of-the-money put and call options, and (ii) enhanced exposure through strategic purchase of at- or near-the-money call options based on observed volatility in the gold market.  The Fund will generally utilize weekly options based on: (i) ETFs, (ii) commodity indices, and/or (iii) commodity futures.

PRINCIPAL RISKS

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Gold Risk. The Fund will have exposure to the gold markets through its investments in the Virtus Enhanced Subsidiary, which may subject the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. Volatility in the gold markets may be caused by changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates, investment and trading activities of mutual funds, ETFs, hedge funds and commodities funds, global supply and demand disruptions and other factors. Developments affecting the value of gold may have a significant impact on the Fund. Gold markets have been and will likely continue to be subject to sharp price fluctuations, which may lead to significant price fluctuations in the Fund’s shares. In addition, it is possible that a shareholder may not realize his or her investment because the gold markets have historically experienced extended periods of flat or declining prices, in addition to sharp fluctuations. There is no assurance that gold will maintain its long-term value in terms of purchasing power in the future.

Subsidiary Risk. By investing in the Virtus Enhanced Subsidiary, the Fund is indirectly exposed to risks associated with the Virtus Enhanced Subsidiary’s investments. The derivatives and other investments held by the Virtus Enhanced Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the Virtus Enhanced Subsidiary will be achieved. The Virtus Enhanced Subsidiary is not registered under the Investment Company Act of 1940 (the “1940 Act”) and, except as otherwise noted, is not subject to the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Virtus Enhanced Subsidiary to operate as described in this prospectus and the statement of additional information and could adversely affect the Fund. For example, the government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Virtus Enhanced Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Commodity-Linked Derivatives Risk. The Fund will be indirectly exposed to commodity-linked derivatives, such as gold futures contracts, through its investments in the Virtus Enhanced Subsidiary. The Fund may also invest in options on gold futures contracts, indices or ETFs. The value of a commodity-linked derivative is typically based upon the price movements of a commodity or an economic variable linked to such price movements. Therefore, the value of a commodity-linked derivative may be affected by changes in overall economic conditions, interest rates, or factors affecting a particular commodity or industry. The prices of commodity-related investments may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes, such as stocks or bonds. Commodity-linked derivatives are subject to the risk that the exchange on which they trade may default or otherwise fail to perform. In addition, each exchange has the right to suspend or limit trading in all futures or other instruments that it lists. The use of commodity-linked derivatives (whether direct or indirect) may also have a leveraging effect on the Fund’s portfolio, which may result in increased losses to the Fund. Leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the Fund (either directly or indirectly) would have otherwise had. Each of these factors and events could have a significant negative impact on the Fund.

Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives was treated as non-qualifying income, the Fund might fail to qualify as a regulated investment company and be subject to federal income tax at the Fund level. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of the Fund’s use of commodity-linked instruments or the Virtus Enhanced Subsidiary (which guidance might be applied to the Fund retroactively), it could, among other consequences, limit the Fund’s ability to pursue its investment strategy.

Options Risk.   The writing of options involves certain risks, which may include risks different from, or possibly greater than, the risks associated with investing directly in the underlying securities. During the option period, a call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. The Fund may incur transaction costs in connection with closing out options positions. Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out a position.

Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by an ETF, investments in ETFs are subject to the following additional risks: (1) an ETF’s shares may trade above or below its net asset value; (2) an active trading market for the ETF’s shares may not develop or be maintained; (3) trading an ETF’s shares may be halted by the listing exchange; (4) a passively managed ETF may not track the performance of the reference asset; and (5) a passively managed ETF may hold troubled securities or other investments. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain ETFs are leveraged, which may result in economic leverage to the Fund, permitting the Fund to gain exposure that is greater than would be the case in an unlevered instrument and potentially resulting in greater volatility.

Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable to process creation and/or redemption orders and no other Authorized Participant is able to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade like closed-end fund shares at a discount to net asset value (“NAV”) and possibly face delisting.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of Shares on the Exchange or any other exchange on which Shares are traded. It cannot be predicted whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the NAV of the Shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions and/or market volatility may result in trading prices that differ significantly from the Fund’s NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV. Additionally, to the extent that the underlying securities of the Fund trade on an exchange that is closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale security pricing (i.e., the last quote from the foreign exchange market), resulting in premiums or discounts to NAV that are greater than those experienced by other ETFs.

Fund Shares Liquidity Risk. Trading in Shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the Fund’s Shares will continue to be met or will remain unchanged. During stressed market conditions, the liquidity of Fund Shares may be less than the liquidity of the securities in the Fund’s portfolio, which may be significantly less than the liquidity of other ETFs.

Management Style Risk. The NAV of the Fund’s Shares changes daily based on the performance of the securities and other instruments in which it invests. Different types of securities and other instruments tend to shift into and out of favor with investors depending on market and economic conditions. There is no guarantee that Rampart Investment Management Company, LLC’s, the Fund’s sub-adviser (the “Sub-Adviser”), judgments about the attractiveness or value of, or potential income from, particular investments will be correct or produce the desired results. If the Sub-Adviser fails to accurately judge potential investments, the Fund’s share price may be adversely affected.

Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods.

No Assurance of Active Trading Market. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. Further, market makers (other than lead market makers) have no obligation to make markets in the Fund’s shares and may discontinue doing so at any time without notice. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

Non-Diversified Fund Risk.  The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year.

MANAGEMENT OF THE FUND

Virtus ETF Advisers LLC (the “Adviser”) is the Fund’s investment adviser. The Adviser has engaged Rampart Investment Management Company, LLC (the “Sub-Adviser”), an affiliate of the Adviser (since December 2014), as the Fund’s sub-adviser, to manage the Fund’s investments, subject to the oversight and supervision of the Adviser and the Board of Trustees (the “Board”) of Virtus ETF Trust II (the “Trust”).

The following employees of the Sub-Adviser are the Fund’s portfolio managers, each of whom is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such position since the inception of the Fund’s operations: Michael Davis, Brendan Finneran, Robert Hofeman and Warun Kumar.

PURCHASE AND SALE OF FUND SHARES

Unlike conventional investment companies, the Fund issues and redeems Shares on a continuous basis, at NAV, only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units may be issued and redeemed, principally in-kind for securities included in the Fund, only by certain large institutions, referred to as “Authorized Participants”, that enter into agreements with the Fund’s principal underwriter. Retail investors may acquire Shares on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund’s distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Adviser or the Sub-Adviser may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

RISK/RETURN SUMMARY INFORMATION

VIRTUS ENHANCED SHORT U.S. EQUITY ETF (TICKER: VESH)

INVESTMENT OBJECTIVE

Virtus Enhanced Short U.S. Equity ETF (the “Fund”) seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee[1]	[____]%
Distribution and/or Service (12b-1) Fees[2]	0.00%
Other Expenses[3]	0.00%
Total Annual Fund Operating Expenses	[____]%

(1)	The management fee is structured as a “unified fee”, out of which the Fund’s adviser pays all of the ordinary operating expenses of the Fund, except for the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund; each of which is paid by the Fund.
(2)	The Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year under a Rule 12b-1 plan; however, no such fees are currently paid by the Fund, and there are no current plans to impose these fees.
(3)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[____]	$[____]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGY

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide inverse (opposite) exposure to investment returns of the broad U.S. large capitalization (“large cap”) equity market by selling S&P 500 futures contracts and S&P Select Sector futures contracts and/or engaging in short sales of ETFs. As of the date of this Prospectus, Rampart Investment Management Company, LLC, the Fund’s sub-adviser (the “Sub-Adviser”), considers large cap companies to be companies whose market capitalizations are at least U.S. $2 billion.

The Sub-Adviser invests the Fund’s assets pursuant to a rules-based methodology that tilts the weights of each sector represented in the U.S. large cap equity market based on the Sub-Adviser’s analysis of their relative strength or weakness, whereby the Sub-Adviser will overweight the weakest sectors and underweight the strongest sectors in the U.S. large cap equity market. The Sub-Adviser expects to rebalance the Fund’s portfolio quarterly.

Under normal market conditions, the Fund will invest not less than 80% of its total assets in U.S. equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund will also invest in cash and cash equivalents, including short-term investment grade fixed-income securities, ETFs and money market instruments, to collateralize the Fund’s exposure to futures contracts.

The Fund seeks to remain fully invested at all times consistent with its stated investment objective.

PRINCIPAL RISKS

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Inverse Correlation Risk. Because the Fund seeks inverse returns, shareholders should lose money when returns of the broad U.S. large cap equity market rises, which is a result that is opposite from traditional funds. The Fund may have difficulty achieving its inverse investment strategy due to fees, expenses, transactions costs, financing costs related to the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

Short Position Risk. The Fund may seek inverse exposure through the use of short sales of ETFs, which may cause the Fund to be exposed to certain risks associated with selling such assets short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of securities underlying the short position, which may lower the Fund’s returns, limit the Fund’s ability to obtain inverse exposure, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. If, at any particular point in time, the securities underlying a short position are thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional creation units may be adversely affected. Obtaining inverse exposure through the use of short sales may be considered an aggressive investment technique. Any income, dividends or payments by the assets underlying the Fund’s short positions will negatively impact the Fund.

Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset or market factor (collectively, a “reference assets”). In addition to risks relating to the reference assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the reference asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. These risks are greater for the Fund than most other funds because the Fund will implement its investment strategy primarily through derivative instruments rather than direct investments in stocks or bonds.

Futures Contracts Risk. Futures contracts are standardized, exchange-traded contracts that obligate a purchaser to take, and a seller to make, delivery of a specific amount of an asset at a specified future date at a specified price. The primary risks associated with the use of futures contracts are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of prices and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by an ETF, investments in ETFs are subject to the following additional risks: (1) an ETF’s shares may trade above or below its net asset value; (2) an active trading market for the ETF’s shares may not develop or be maintained; (3) trading an ETF’s shares may be halted by the listing exchange; (4) a passively managed ETF may not track the performance of the reference asset; and (5) a passively managed ETF may hold troubled securities or other investments. Investments in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain ETFs are leveraged, which may result in economic leverage to the Fund, permitting the Fund to gain exposure that is greater than would be the case in an unlevered instrument and potentially resulting in greater volatility.

Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable to process creation and/or redemption orders and no other Authorized Participant is able to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade like closed-end fund shares at a discount to net asset value (“NAV”) and possibly face delisting.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of Shares on the Exchange or any other exchange on which Shares are traded. It cannot be predicted whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the NAV of the Shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions and/or market volatility may result in trading prices that differ significantly from the Fund’s NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV. Additionally, to the extent that the underlying securities of the Fund trade on an exchange that is closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale security pricing (i.e., the last quote from the foreign exchange market), resulting in premiums or discounts to NAV that are greater than those experienced by other ETFs.

Fund Shares Liquidity Risk. Trading in Shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the Fund’s Shares will continue to be met or will remain unchanged. During stressed market conditions, the liquidity of Fund Shares may be less than the liquidity of the securities in the Fund’s portfolio, which may be significantly less than the liquidity of other ETFs.

Management Style Risk. The NAV of the Fund’s Shares changes daily based on the performance of the securities and other instruments in which it invests. Different types of securities and other instruments tend to shift into and out of favor with investors depending on market and economic conditions. There is no guarantee that the Sub-Adviser’s judgments about the attractiveness or value of, or potential income from, particular investments will be correct or produce the desired results. If the Sub-Adviser fails to accurately judge potential investments, the Fund’s share price may be adversely affected.

Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods.

No Assurance of Active Trading Market. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. Further, market makers (other than lead market makers) have no obligation to make markets in the Fund’s shares and may discontinue doing so at any time without notice. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

Non-Diversified Fund Risk.  The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the NAV of the Fund.

PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year.

MANAGEMENT OF THE FUND

Virtus ETF Advisers LLC (the “Adviser”) is the Fund’s investment adviser. The Adviser has engaged Rampart Investment Management Company, LLC (the “Sub-Adviser”), an affiliate of the Adviser (since December 2014), as the Fund’s sub-adviser, to manage the Fund’s investments, subject to the oversight and supervision of the Adviser and the Board of Trustees (the “Board”) of Virtus ETF Trust II (the “Trust”).

The following employees of the Sub-Adviser are the Fund’s portfolio managers, each of whom is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such position since the inception of the Fund’s operations: Michael Davis, Brendan Finneran, Robert Hofeman and Warun Kumar.

PURCHASE AND SALE OF FUND SHARES

Unlike conventional investment companies, the Fund issues and redeems Shares on a continuous basis, at NAV, only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units may be issued and redeemed, principally in-kind for securities included in the Fund, only by certain large institutions, referred to as “Authorized Participants”, that enter into agreements with the Fund’s principal underwriter. Retail investors may acquire Shares on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund’s distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Adviser or the Sub-Adviser may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION REGARDING INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Additional Information Regarding Each Fund’s Objective. The investment objective of each Fund may be changed by the Board without shareholder approval upon 60 days’ notice to the shareholders. Additionally, the Virtus Enhanced Short U.S. Equity Fund’s 80% investment policy may be changed without shareholder approval upon 60 days’ notice to shareholders.

Additional Information Regarding the Funds’ Investments. To the extent that a Fund is not invested in the instruments described above, the Fund may invest in other securities that the Fund believes will help it achieve its investment objective or strategies, including cash and cash equivalents such as money market instruments and shares of other ETFs. There is no guarantee that a Fund will achieve its objective. Please see the statement of additional information (“SAI”) for additional information about the securities and investment strategies described in this prospectus and about additional securities and investment strategies that may be used by the Funds.

Additional Information Regarding Leverage. Because certain derivatives involve leverage, that is, the amount invested may be less than the full economic exposure of the derivative instrument and a Fund could lose more than the amount invested, federal securities laws, regulations and guidance may require the Fund to segregate assets or to otherwise hold instruments that offset the Fund’s current obligations under the derivative instrument. This process is known as “cover.” A Fund will not enter into any derivative transaction unless it can comply with SEC guidance regarding cover, and, if SEC guidance so requires, the Fund will segregate cash or liquid assets with a value at least sufficient to cover its current obligations under the derivative transaction or otherwise “cover” the transaction in accordance with applicable SEC guidance. If a large portion of a Fund’s assets is used for cover, it could affect portfolio management or the Fund’s ability to meet redemption requests or other current obligations. The leverage involved in certain derivative transactions may result in the Fund’s net asset value being more sensitive to changes in the value of the related investment. To the extent a Fund writes put and call options, the Fund will “cover” its obligations in accordance with applicable SEC guidance.

Additional Information Regarding the Funds’ Investment Risks. In addition to each Fund’s principal investment risks, an investment in a Fund is also subject to the following risks:

Early Closing Risk. An unanticipated early closing of the Exchange may result in a shareholder’s inability to buy or sell Shares of the Fund on that day.

Money Market Instruments Risk. In order to maintain sufficient liquidity or for cash management purposes, the Funds may invest a significant portion of their assets in shares of one or more money market funds. Generally, money market mutual funds are registered investment companies that seek to earn income consistent with the preservation of capital and maintenance of liquidity by investing primarily in high quality money market instruments, including, without limitation, U.S. government obligations, bank obligations and high-grade corporate instruments. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Company or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they are possible. In addition, the Funds will incur additional indirect expenses due to acquired fund fees and other costs to the extent they invest in shares of money market mutual funds.

Other Investment Companies.

•	Limits of Investing in ETFs. The Funds may invest in other investment companies, such as index ETFs and other investment companies that track broad market indices or specific industries or sectors. Under the 1940 Act, a Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding stock unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the U.S. Securities and Exchange Commission (the “SEC”) that is applicable to the Fund (generally permitting the Fund and its affiliates to hold up to 25% of the ETF’s total outstanding stock); and (ii) the ETF and the Fund enter into an agreement to comply with any conditions in such order (an “ETF Agreement”). Accordingly, the 25% limitation (or, in cases where the Fund has not entered into an ETF Agreement, the 3% limitation) may prevent the Fund from allocating its investments in the manner the Sub-Adviser considers optimal.

•	Indirect Costs of Fund Investments in ETFs. To the extent a Fund invests in ETFs or other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Furthermore, these types of investments by the Fund could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

•	Risks Related to ETF NAV and Market Price. The market value of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the ETF’s underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that a Fund pays more than NAV for an ETF when making a purchase) or discount

(creating the risks that a Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

Redeeming Risk. Shares of the Funds may be redeemed only in Creation Units. Shares may not be redeemed in fractional Creation Units. Only certain large institutions that enter into agreements with the Distributor are authorized to transact in Creation Units with the Funds. These entities are referred to as “Authorized Participants”. All other persons or entities transacting in Shares must do so in the secondary market.

Risks Related to Portfolio Turnover. As a result of their trading strategies, the Funds may sell portfolio securities without regard to the length of time they have been held and may have a higher portfolio turnover rate than other registered investment companies.  Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses.  High rates of portfolio turnover may lower the performance of a Fund due to these increased costs and may also result in the realization of short-term capital gains.  If a Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions.  High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.  See “Federal Income Taxes”.

Tax Risk. The Funds’ investment programs and the tax treatment of Fund distributions may be affected by Internal Revenue Service (“IRS”) interpretations of the U.S. tax code, future changes in tax laws and regulations, including changes as a result of the “sunset” provisions that currently apply to the favorable tax treatment of tax-advantaged dividends. There can be no assurance that any portion of a Fund’s income distributions will not be fully taxable as ordinary income. A Fund’s ability to pursue its investment objective, the value of the Fund’s investments and the Fund’s NAV may be adversely affected by changes in tax rates and policies.

Temporary Defensive Positions. In certain adverse market, economic, political or other conditions, a Fund may temporarily depart from its normal investment policies and strategies. At such times, the Fund may invest in cash or cash equivalents, such as money market instruments, and to the extent permitted by applicable law and the Fund’s investment restrictions, shares of other investment companies, including money market funds. Under such circumstances, the Fund may invest up to 100% of its assets in these investments and may do so for extended periods of time. To the extent that a Fund invests in money market instruments or other investment companies, shareholders of the Fund would indirectly pay both the Fund’s expenses and the expenses relating to those other investment companies with respect to the Fund’s assets invested in such investment companies. Under normal circumstances, however, the Funds may also hold money market instruments and/or shares of other investment companies for various reasons including to provide for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions and to provide for Fund operating expenses. When a Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Disclosure of Portfolio Holdings. Each Fund’s portfolio holdings will be disclosed on the Fund’s website (www.virtus.com) daily after the close of trading on the Exchange and prior to the opening of trading on the Exchange the following day.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER

The Funds’ investment adviser is Virtus ETF Advisers LLC, located at 1540 Broadway, New York, NY 10036. The Adviser was organized as a Delaware limited liability company in August 2013 and, since April 2015, has been a majority-owned subsidiary of Virtus Partners, Inc., a wholly owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Virtus is a public company that operates a multi-manager asset management business and has substantial experience in the investment management and investment company industries. As of June 30, 2016, on a collective basis, Virtus-affiliated registered investment advisers manage over $45.1 billion in assets.

The Adviser serves as the Funds’ investment adviser pursuant to an investment advisory agreement with the Trust on behalf of each Fund. The Adviser has engaged the Sub-Adviser to manage each Fund’s investments in accordance with the stated investment objective and policies of the Fund, subject to the oversight and supervision of the Adviser and the Board. The Adviser also assists with: (a) non-advisory operations of the Funds, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information, (d) the preparation of reports to be filed with the SEC and other regulatory authorities, and (e) maintaining certain of the Funds’ records.

The Adviser has served as the Funds’ investment adviser since the inception of the Funds’ operations pursuant to an investment advisory agreement with the Trust on behalf of each Fund.

Adviser Compensation. The Adviser receives a monthly advisory fee from each Fund at the following annual rates of the Fund’s average daily net assets:

Virtus Enhanced Gold ETF	[___]%

Virtus Enhanced Short U.S. Equities ETF	[___]%

The Adviser has not been paid any advisory fees as of the date of this Prospectus. In consideration of the fees paid with respect to the Funds, the Adviser has agreed to pay all expenses of each Fund, except for the Adviser’s fee, payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary expenses of the Fund, each of which is paid by the respective Fund.

INVESTMENT SUB-ADVISER

The Funds’ sub-adviser is Rampart Investment Management Company, LLC, an affiliate of the Adviser, located at One International Place, 14th Floor, Boston, MA 02110. The Sub-Adviser serves in that capacity pursuant to a sub-advisory contract (the “Sub-Advisory Agreement”) with the Adviser and the Trust on behalf of each Fund as approved by the Board. The Sub-Adviser makes day-to-day investment decisions for the Funds and selects broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Board.

The Sub-Adviser has been an investment adviser since 1983 and provides investment management services to mutual funds, institutional and high net worth investors. As of June 30, 2016, the Sub-Adviser had approximately $1.77 billion in assets under management.

Sub-Adviser Compensation. As full compensation for its services to the Funds, the Sub-Adviser receives monthly compensation at the following annual rates of the Adviser’s advisory fees with respect to each Fund:

Virtus Enhanced Gold ETF	[___]%

Virtus Enhanced Short U.S. Equities ETF	[___]%

The Sub-Adviser has not been paid any advisory fees as of the date of this Prospectus.

Disclosure Regarding Advisory Agreement Approval. A discussion regarding the basis for the Board’s most recent approval of the investment advisory agreement for the Funds will be available in the Funds’ first annual or semi-annual report. You may obtain a copy of the Funds’ annual and semi-annual reports, without charge, upon request to a Fund.

[REGULATION UNDER THE COMMODITY EXCHANGE ACT

The Adviser is in the process of registering as a commodity pool operator (“CPO”) under the Commodity Exchange Act and the rules of the Commodity Futures Trading Commission (“CFTC”) and is subject to CFTC regulation with respect to the Funds. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Funds as a result of the Adviser’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Adviser as the Funds’ CPO, the Adviser’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Adviser’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Funds, the Funds may incur additional compliance and other expenses. The Adviser relies on an exemption from regulation as a commodity trading advisor (“CTA”) available for a CTA that also serves as a Fund’s CPO with respect to the Funds.]

PORTFOLIO MANAGERS

The following individuals are the Funds’ portfolio managers, each of whom has served in such position since the inception of each Fund’s operations:

Michael Davis, Portfolio Manager of the Sub-Adviser.  Mr. Davis serves as Portfolio Manager at the Sub-Adviser (since 2016). He is also a Managing Director at Virtus Investment Advisers, Inc., an affiliate of the Adviser (since 2014). Before joining Virtus, Mr. Davis was a founding partner of Varick Asset Management, an independent alternative manager focused on the development of innovative portfolio solutions and investment strategies (2010 to 2014). Prior to forming Varick, Mr. Davis worked in the institutional asset management division of Barclays Capital, focused on quantitative and derivative-based investment strategies. Prior to Barclays, he worked in the derivative structuring group at Lehman Brothers. Mr. Davis started his career at Merrill Lynch in the asset-backed finance business.

Brendan R. Finneran, Portfolio Manager of the Sub-Adviser. Mr. Finneran serves as Portfolio Manager and Trader at the Sub-Adviser (since 2008). He is also a Managing Director, Portfolio Manager and Equity Trader at Virtus Investment Advisers, Inc., an affiliate of the Adviser (since 2016). Prior to the Sub-Adviser, he was trader and operations manager at Andover Capital Advisors (2003 to 2008), where he was responsible for operational account management (processing and settlement) for all equity, option, bond, bank debt, CDS and swap trades. Prior to Andover Capital Advisors, Mr. Finneran held various positions at Cone Jacquards and Robert Fleming as Account Manager.

Robert F. Hofeman, Jr., Portfolio Manager of the Sub-Adviser. Mr. Hofeman serves as Portfolio Manager and Trader at the Sub-Adviser (since 2012). He is also a Managing Director, Portfolio Manager and Equity Trader at Virtus Investment Advisers, Inc., an affiliate of the Adviser (since 2016). Prior to the Sub-Adviser, he was an equity trading consultant for Linedata (2010 to 2012) where he translated buy-side business processes to the technology staff. Prior to Linedata, Mr. Hofeman was a director and senior equity trader at Evergreen Investments (2007-2009), and equity trader at Ironwood Investment Management, LLC (2002-2007).

Warun Kumar, Chief Investment Officer and Portfolio Manager of the Sub-Adviser.  Mr. Kumar serves as Chief Investment Officer and Portfolio Manager at the Sub-Adviser (since 2015). He is also Senior Managing Director and Portfolio Manager at Virtus Investment Advisers, Inc., an affiliate of the Adviser (since May 2014). Before joining Virtus, Mr. Kumar was a founder and managing partner of Varick Asset Management, an independent alternative manager focused on the development of innovative portfolio solutions and investment strategies (2010 to 2014). Prior to forming Varick, Mr. Kumar was the U.S. head of Barclays Capital Fund Solutions, where he led the investment committee and managed business expansion throughout the Americas (2007 to 2010). Mr. Kumar’s investment management career began at Volaris Advisors, where he was a partner and headed the derivative advisory business. In addition to these roles, Mr. Kumar has held senior positions in the capital markets divisions of Lehman Brothers and Robertson Stephens, and was a founding partner of Sigma Advisors, an alternative investment advisory firm. Mr. Kumar began his financial services career in 1993 as a member of JP Morgan’s equity derivatives business.

Additional Information. Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares of the Funds is available in the Funds’ Statement of Additional Information (“SAI”).

Board of Trustees

Each Fund is a non-diversified series of the Trust, which is an open-end management investment company organized as a Delaware statutory trust on July 14, 2015. The Board supervises the operations of the Trust and the Funds according to applicable state and federal law, and is responsible for the overall management of the Funds’ business affairs.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”), located at 1540 Broadway, New York, NY 10036, serves as the Funds’ operational administrator. The Administrator supervises the overall administration of the Trust and the Funds including, among other responsibilities, the coordination and day-to-day oversight of the Funds’ operations, the service providers’ communications with each Fund and each other, and assistance with Trust, Board and contractual matters related to the Funds and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust.

accounting services administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”), located at One Wall Street, New York, NY 10286, directly and through its subsidiary companies, provides necessary administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Funds’ accounting services administrator. BNY Mellon also serves as the custodian for the Funds’ assets, and serves as transfer agent and dividend paying agent for the Funds.

Distributor

ETF Distributors LLC (the “Distributor”), located at 1540 Broadway, New York, NY 10036, serves as the distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in Shares of the Funds.

Independent Registered Public Accounting Firm

BBD, LLP, located at 1835 Market St, Philadelphia, PA 19103, serves as the independent registered public accounting firm for the Trust and the Funds.

Legal Counsel

Stradley Ronon Stevens & Young, LLP, located at 2005 Market Street, Suite 2600, Philadelphia, PA 19103, serves as counsel to the

Trust.

Expenses of the FundS

The Funds pay all expenses not assumed by the Adviser. General Trust expenses that are allocated among and charged to the assets of a Fund and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of the Fund and other series of the Trust or the nature of the services performed and relative applicability to the Fund and other series of the Trust.

INVESTING IN THE FUNDS

DISTRIBUTION AND SERVICE PLAN

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s respective assets, and over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

DETERMINATION OF NET ASSET VALUE

The NAV of the Shares of each Fund is equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of Shares outstanding. Interest and investment income on the Trust’s assets accrue daily and are included in each Fund’s total assets. Expenses and fees (including investment advisory, management, administration and distribution fees, if any) accrue daily and are included in the Fund’s total liabilities. The NAV that is published is rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV is calculated to five decimal places.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures approved by, and under the direction of, the Board. In determining the value of a Fund’s assets, equity securities are generally valued at market using quotations from the primary market in which they are traded. Each Fund normally uses third party pricing services to obtain market quotations.

Securities and assets for which market quotations are not readily available or which cannot be accurately valued using a Fund’s normal pricing procedures are valued by the Trust’s Fair Value Pricing Committee at fair value as determined in good faith under policies approved by the Board. Fair value pricing may be used, for example, in situations where (i) portfolio securities, such as securities with small capitalizations, are so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to change the value of the portfolio security prior to the Fund’s NAV calculation; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation. Pursuant to policies adopted by the Board, the Adviser consults with BNY Mellon and the Adviser on a regular basis regarding the need for fair value pricing. The Funds’ policies regarding fair value pricing are intended to result in a calculation of each Fund’s NAV that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedures, and the fair value price may differ substantially from the price at which the security may ultimately be traded or sold. If the fair value price differs from the price that would have been determined using the Fund’s normal pricing procedures, you may receive more or less proceeds or Shares from redemptions or purchases of Fund Shares, respectively, than you would have otherwise received if the portfolio security were priced using the Fund’s normal pricing procedures and the prices used to determine the Fund’s Indicative Intra-Day Value (“IIV”), which could result in the market prices for Shares deviating from NAV. The performance of the Funds may also be affected if a portfolio security’s fair value price were to differ from the security’s price using the Funds’ normal pricing procedures. The Board monitors and evaluates the Funds’ use of fair value pricing, and periodically reviews the results of any fair valuation under the Trust’s policies.

To the extent the assets of a Fund are invested in other open-end investment companies that are registered under the 1940 Act, the Fund’s NAV is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Each Fund’s NAV is determined as of the close of regular trading on the Exchange, normally 4:00 p.m. Eastern time, on each day that the Exchange is open for business. Currently, the Exchange is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

INDICATIVE INTRA-DAY VALUE

The approximate value of each Fund’s investments on a per-Share basis, the Indicative Intra-Day Value, or IIV, is disseminated by the Exchange every 15 seconds during hours of trading on the Exchange. The IIV should not be viewed as a “real-time” update of NAV because the IIV may not be calculated in the same manner as NAV, which is computed once per day.

The IIV is calculated for each Fund during hours of trading on the Exchange by dividing the “Estimated Fund Value” as of the time of the calculation by the total number of outstanding Shares of that Fund. “Estimated Fund Value” with respect to a Fund is the sum of the estimated amount of cash held in the Fund’s portfolio, the estimated amount of accrued interest owed to the Fund and the estimated value of the securities held in the Fund’s portfolio, minus the estimated amount of the Fund’s liabilities. The IIV will be calculated based on the same portfolio holdings disclosed on the Funds’ website at www.virtus.com.

Although the Trust provides information used to calculate the IIV, the Trust is not involved in the actual calculation of the IIV and is not responsible for the calculation or dissemination of the IIV. The Trust makes no warranty as to the accuracy of the IIV.

PREMIUM/DISCOUNT INFORMATION

Information regarding the extent and frequency with which market prices of Shares have tracked each Fund’s NAV for the most recently completed calendar year and the most recently completed calendar quarters since that year will be available without charge on each Fund’s website.

FREQUENT TRADING

The Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares by Fund shareholders (“market timing”). In determining not to adopt market timing policies and procedures, the Board noted that, unlike traditional mutual funds, the Funds’ Shares can only be purchased and redeemed directly from the Funds in Creation Units by Authorized Participants, and that the vast majority of trading in the Funds’ Shares occurs on the secondary market. Because secondary market trades do not involve the Funds directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds’ trading costs and the realization of capital gains. With respect to trades directly with a Fund, to the extent effected in-kind (namely, for securities), those trades do not cause any of the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs (and the Fund may impose higher transaction fees to offset these increased costs), which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading on a short-term basis by Authorized Participants is critical to ensuring that the Funds’ Shares trade at or close to NAV. The Funds also impose transaction fees on purchases and redemptions of Creation Units that are designed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of the Funds. Given this structure, the Board determined that it is not necessary to adopt market timing policies and procedures. The Funds reserve the right to reject any purchase order at any time and further reserve the right to impose restrictions on disruptive or excessive trading in Creation Units.

The Board has instructed the officers of the Trust to review reports of purchases and redemptions of Creation Units on a regular basis to determine if there is any unusual trading in a Fund’s Shares. The officers of the Trust will report to the Board any such unusual trading in Creation Units that is disruptive to a Fund. In such event, the Board may reconsider its decision not to adopt market timing policies and procedures.

DISTRIBUTIONS

Each Fund expects to distribute substantially all of its net investment income and its net realized capital gains at least annually. As a Fund shareholder, you are entitled to your share of the Fund’s distributions of net investment income and net realized capital gains on its investments. Each Fund pays out substantially all of its net earnings to shareholders as “distributions”.

Each Fund typically earns investment income in the form of dividends from stocks and interest from debt securities. These amounts, net of expenses, are typically passed along to Fund shareholders as dividends from net investment income. Each Fund realizes capital gains or losses whenever it sells securities. Net capital gains are distributed to shareholders as “capital gain distributions”.

Net investment income and net capital gains are typically distributed to shareholders at least annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). In addition, a Fund may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Fund owned the underlying investment securities for the entire dividend period, in which case some portion of each distribution may result in a return of capital. You will be notified regarding the portion of the distribution that represents a return of capital.

Distributions in cash may be reinvested automatically in additional Shares of the Funds only if the broker through which you purchased Shares makes such option available.

Federal Income Taxes

The following is a summary of the material U.S. federal income tax considerations applicable to an investment in Shares of each Fund. The summary is based on the laws in effect on the date of this Prospectus and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect. In addition, this summary assumes that the Funds’ shareholder hold Shares as capital assets within the meaning of the Code and do not hold Shares in connection with a trade or business. This summary does not address all potential U.S. federal income tax considerations possibly applicable to an investment in Shares of a Fund, to Fund shareholders holding Shares through a partnership (or other pass-through entity) or to Fund shareholders subject to special tax rules. Prospective Fund shareholders are urged to consult their own tax advisors with respect to the specific federal, state, local and foreign tax consequences of investing in Fund Shares.

The Funds have not requested and will not request an advance ruling from the IRS as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership or disposition of Shares, as well as the tax consequences arising under the laws of any state, foreign country or other taxing jurisdiction.

Tax Treatment of the FundS

Each Fund, as well as any future series of the Trust, is treated as a separate corporate entity under the Code, and intends to qualify and remain qualified as a regulated investment company under Subchapter M of the Code. In order to so qualify, each Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year. At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the Fund’s business of investing in such stock, securities or currencies. Any income derived by the Fund from a partnership or trust is treated as derived with respect to the Fund’s business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the series in the same manner as by the partnership or trust.

A Fund will not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of a Fund’s total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the Fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of a Fund’s total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. Each Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

There is a remedy for failure of the Subchapter M asset diversification test, if the failure was due to reasonable cause and not willful neglect, subject to certain divestiture and procedural requirements and the payment of a tax. There is also a de minimis exception to a potential failure of the Subchapter M asset diversification test, which would require corrective action but no tax. In addition, a remedy of a failure of the source-of-income requirement exists, if the failure was due to reasonable cause and not willful neglect, subject to certain procedural requirements and the payment of a tax.

Tax Treatment of Fund Shareholders

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the Funds’ SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in a Fund.

Dividends from net investment income or capital gains distributions, if any, will be distributed in cash. Although a Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions paid by the Fund.

Distributions attributable to net investment income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long a shareholder has held Fund Shares. Distributions may be subject to state and local taxes, as well as federal taxes.

Distributions resulting from the sale of foreign currencies and foreign securities by a Fund, to the extent of foreign exchange gains, are generally taxed as ordinary income or loss. If a Fund pays non-refundable taxes to foreign governments during the year, these taxes will reduce the Fund’s net investment income but still may be included in your taxable income. However, you may be able to claim an offsetting tax credit or itemized deduction on your return for your portion of foreign taxes paid by a Fund. Shareholders should consult with their own tax advisors to ensure that distributions with respect to Fund Shares are treated appropriately on their income tax returns.

Regulated investment companies must report cost basis information to the IRS on Form 1099-B for any sale of regulated investment company shares acquired after January 1, 2012 (“Covered Shares”). Regulated investment companies must select a default cost basis calculation method and apply that method to the sale of Covered Shares unless an alternate IRS approved method is specifically elected in writing by the shareholder. Average Cost, which is the investment company industry standard, has been selected as the Funds’ default cost basis calculation method. If a shareholder determines that an IRS approved cost basis calculation method other than the Funds’ default method of Average Cost is more appropriate, the shareholder must contact the applicable Fund at the time of or in advance of the sale of Covered Shares that are to be subject to that alternate election. IRS regulations do not permit the change of a cost basis election on previously executed trades. All Fund Shares purchased in non-retirement accounts are subject to the new cost basis reporting legislation.

An additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of a Fund’s Shares) of U.S. individuals, estates and trusts to the extent that such persons’ “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Sales of Shares

Any capital gain or loss realized upon a sale of Shares is treated generally as a long-term gain or loss if the Shares have been held for more than one year. Any capital gain or loss realized upon a sale of Shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to the Shares. Shareholders should consult with their own tax advisors to ensure that sales of Fund Shares are treated appropriately on their income tax returns.

WITHHOLDING

Federal regulations generally require the Funds to withhold and remit to the U.S. Treasury a “backup withholding” tax with respect to dividends and the proceeds of any redemption paid to you if you fail to furnish the applicable Fund or its paying agent with a properly completed and executed IRS Form W-9, Form W-8BEN or other applicable form. Furthermore, the IRS may notify the Fund to institute backup withholding if the IRS determines that your taxpayer identification number (“TIN”) is incorrect or if you have failed to properly report taxable dividends or interest on a federal tax return. A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account and may be claimed as a credit on the record owner’s federal income tax return. The backup withholding rate is currently 28%. The ability to deduct capital losses may be limited.

The Funds will be required to withhold U.S. tax (at a 30% rate) on payments of dividends and (effective January 1, 2017) redemption proceeds made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. You may be requested to provide additional information to enable your Fund to determine whether withholding is required.

Creation Unit ISSUANCES and Redemptions

On an issuance of Shares of the Funds as part of a Creation Unit, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at issue) of the issued Shares (plus any cash received by the Authorized Participant as part of the issue) and (ii) the Authorized Participant’s aggregate basis in the exchanged securities (plus any cash paid by the Authorized Participant as part of the issue). On a redemption of Shares as part of a Creation Unit, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at redemption) of the securities received (plus any cash received by the Authorized Participant as part of the redemption) and (ii) the Authorized Participant’s basis in the redeemed Shares (plus any cash paid by the Authorized Participant as part of the redemption). However, the IRS might assert, under the “wash sale” rules or on the basis that there has been no significant change in the Authorized Participant’s economic position, that any loss on creation or redemption of Creation Units cannot be deducted currently.

In general, any capital gain or loss recognized upon the issue or redemption of Shares (as components of a Creation Unit) is treated either as long-term capital gain or loss, if the deposited securities (in the case of an issue) or the Shares (in the case of a redemption) have been held for more than one year, or otherwise as short-term capital gain or loss. However, any capital loss on a redemption of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Shares.

For additional discussion regarding an investment in the Funds, please see the section of the SAI entitled “Taxation”.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions, and sales of Fund Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws.

FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust maintains a website for the Funds at www.virtus.com. The website for the Funds contains the following information, on a per-Share basis, for each Fund: (i) the prior Business Day’s NAV; (ii) the reported midpoint of the bid-ask spread at the time of NAV calculation (the “Bid-Ask Price”); (iii) a calculation of the premium or discount of the Bid-Ask Price against such NAV; and (iv) data in chart format displaying the frequency distribution of discounts and premiums of the Bid-Ask Price against the NAV, within appropriate ranges, for each of the four previous calendar quarters (or for the life of a Fund if, shorter). In addition, on each Business Day, before the commencement of trading in Shares on the Exchange, the Trust will disclose on a Fund’s website the identities and quantities of the portfolio securities and other assets held by the Fund that will form the basis for the calculation of NAV at the end of the Business Day.

A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the SAI.

OTHER INFORMATION

The Funds are not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their objectives. The Exchange has no obligation or liability in connection with the administration, marketing or trading of a Fund.

For purposes of the 1940 Act, each Fund is a registered investment company, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits registered investment companies to invest in the Fund beyond those limitations.

FINANCIAL HIGHLIGHTS

The Funds are newly organized and therefore have not yet had any operations as of the date of this Prospectus.

ADDITIONAL INFORMATION

If you would like more information about the Trust, the Funds and the Shares, the following documents are available free upon request:

Annual and Semi-Annual Reports

Additional information about each Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. Once available, you will find in each Fund’s annual report a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the prior fiscal year.

Statement of Additional Information

Additional information about each Fund and its policies is also available in the Fund’s SAI. The SAI is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).

Each Fund’s annual and semi-annual reports and the SAI are available free upon request by calling the Adviser at (888) 383-0553. You can also access and download the Funds’ annual and semi-annual reports and SAI without charge at the Funds’ website: www.virtus.com.

To obtain other information and for shareholder inquiries:

By telephone:	(888) 383-0553
By mail:	Virtus ETF Trust II
1540 Broadway
New York, NY 10036

On the Internet:	SEC Edgar database: http://www.sec.gov; or www.virtus.com

Only one copy of a Prospectus or an annual or semi-annual report will be sent to each household address. This process, known as “householding”, is used for most required shareholder mailings. (It does not apply to confirmations of transactions and account statements, however.) You may, of course, request an additional copy of a Prospectus or an annual or semi-annual report at any time by calling or writing a Fund. You may also request that householding be eliminated from all your required mailings.

You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

No person is authorized to give any information or to make any representations about the Funds or their Shares not contained in this Prospectus, and you should not rely on any other information. Read and keep this Prospectus for future reference.

Dealers effecting transactions in the Funds’ Shares, whether or not participating in this distribution, may be generally required to deliver a Prospectus. This is in addition to any obligation dealers have to deliver a Prospectus when acting as underwriters.

Virtus ETF Trust II: Investment Company Act file number 811-23078

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion, dated October 14, 2016

STATEMENT OF ADDITIONAL INFORMATION

VIRTUS ENHANCED GOLD ETF

(TICKER: VEG)

VIRTUS ENHANCED SHORT U.S. EQUITY ETF

(TICKER: VESH)

[_____], 2016

each a series of

Virtus ETF Trust II

1540 Broadway

New York, NY 10036

Telephone: (212) 593-4383

This Statement of Additional Information (“SAI”) is meant to be read in conjunction with the prospectus (“Prospectus”) for the Virtus Enhanced Gold ETF (Ticker: VEG) and the Virtus Enhanced Short U.S. Equity ETF (Ticker: VESH) (each, a “Fund” and collectively, the “Funds”) dated the same date as this SAI, which incorporates this SAI by reference in its entirety. Because this SAI is not itself a prospectus, no investment in Shares of the Funds should be made solely upon the information contained herein. Copies of the Prospectus for the Funds may be obtained at no charge by writing or calling the Funds at the address or phone number shown above. Capitalized terms used but not defined herein have the same meanings as in the Prospectus. No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus, and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust. The SAI does not constitute an offer to sell securities.

Audited financial statements are not presented for the Funds since the Funds are newly formed and had not yet commenced operations as of the date of this SAI. Once available, you may obtain a copy of the Funds’ annual reports at no charge by request to the Funds at the address or phone number noted below.

A copy of the Prospectus for the Funds may be obtained, without charge, by calling (888) 383-0553 or visiting www.virtus.com, or writing to the Trust, c/o ETF Distributors LLC, 1540 Broadway, New York, NY 10036.

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GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

Each Fund is a non-diversified series of Virtus ETF Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on July 14, 2015 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of six investment portfolios: the Funds, Virtus Enhanced Investment Grade Bond ETF (Ticker: VEIG), Virtus Newfleet Dynamic Credit ETF (Ticker: BLHY), Virtus Japan Alpha ETF (Ticker: JPNA) and Virtus Enhanced U.S. Equity ETF (Ticker: VESP). Other portfolios may be added to the Trust in the future. The shares of the Funds are referred to herein as “Fund Shares” or “Shares”. The offering of Shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Each Fund’s investment adviser is Virtus ETF Advisers LLC (the “Adviser”). The Adviser has been registered as an investment adviser with the SEC since October 2013. Each Fund’s sub-adviser is Rampart Investment Management Company, LLC (the “Sub-Adviser”), an affiliate of the Adviser (since December 2014).

The Funds offer and issue Shares at net asset value (the “NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”), generally in exchange for a basket of securities included in a Fund’s respective portfolio (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”). Shares are redeemable only in Creation Units and, generally, in exchange for Deposit Securities and a Cash Component. Creation Units are aggregations of 50,000 Shares of the Funds and are available only to certain large institutions, referred to as “Authorized Participants”, that enter into agreements with the Distributor. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit with respect to such Fund.

EXCHANGE LISTING AND TRADING

Fund Shares trade on the NYSE Arca (the “Exchange”) at market prices that may be below, at or above NAV. There can be no assurance that the requirements of the Exchange necessary for a Fund to maintain the listing of its Shares will continue to be met. The Exchange will consider the suspension of trading and delisting of the Shares of a Fund if (i) following the initial 12-month period beginning upon the commencement of trading of Fund Shares, there are fewer than 50 beneficial owners of Shares of the Fund for 30 or more consecutive trading days, (ii) the intra-day net asset value of the Fund is no longer calculated or available, or (iii) any other event occurs or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

OTHER INVESTMENT POLICIES

The following policies supplement the Funds’ investment objectives and policies as described in each Fund’s Prospectus. Unless otherwise noted, the policies apply to each Fund and references to the Virtus Enhanced Gold ETF include the Fund’s subsidiary (the “Virtus Enhanced Subsidiary”), a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Virtus Enhanced Subsidiary is advised by the Adviser.

GENERAL INVESTMENT RISKS. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that a Fund’s investment program will be successful. Investors should carefully review the descriptions of each Fund’s investments and its risks in this SAI and the Prospectus.

Borrowing. Each Fund may, subject to the restrictions of the 1940 Act, borrow money from banks. For example, the Funds may borrow money to meet redemption requests or for extraordinary or emergency purposes. In the event a Fund should ever borrow money under these conditions, such borrowing could increase the Fund’s costs and thus reduce the value of the Fund’s assets. The 1940 Act presently allows a Fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) provided that, immediately after any such borrowing, there is an asset coverage of at least 300% for all such borrowings, and provided further that, in the event that the Fund’s asset coverage at any time falls below 300%, the Fund reduces its existing borrowings (within three days, excluding Sundays and holidays) to the extent necessary to comply with the foregoing limitation.

CONVERTIBLE SECURITIES. Each Fund may invest directly or indirectly in securities convertible into common stock if, for example, the Fund believes that a company’s convertible securities are undervalued in the market. Convertible securities eligible for

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purchase by the Funds include convertible bonds, convertible preferred stocks and warrants. Convertible securities are subject to risks associated with the performance of the company underlying the securities, as well as the underlying instruments.

Derivative Instruments. Each Fund will comply with and adhere to all limitations on the manner and extent to which it effects transactions in derivative instruments (including futures and options on such futures) imposed by the provisions of the 1940 Act applicable to the issuance of senior securities. [Additionally, the Adviser is subject to regulation by the Commodity Futures Trading Commission (“CFTC”) with respect to the Funds, and is in the process of registering as a “commodity pool operator” under the Commodity Exchange Act, as amended (the “CEA”).]

The Dodd-Frank Wall Street Reform and Consumer Protection Act provides for regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation continues to be implemented, its ultimate impact remains unclear. Regulations could, among other things, restrict the Funds’ ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Funds) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), either of which could adversely affect the Funds’ derivative positions or the Funds’ use of derivatives generally.

Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade that have been designated “contracts markets” by the CFTC. No purchase price is paid or received when the contract is entered into. Instead, a Fund, upon entering into a futures contract (and to maintain the Fund’s open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments or liquid, high-grade fixed income securities, known as “initial margin”. The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate, making the long and short positions in the futures contract more or less valuable, a process known as “marking to market”.

A Fund will incur brokerage fees when it purchases and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that, as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Futures can be volatile instruments and involve certain risks. If investments are made for the portfolio at an inappropriate time or based on incorrect judgments about market movements, futures strategies may lower a Fund’s return. A Fund could also experience losses if the prices of its futures positions were poorly correlated with its other investments, or if it could not close out its position because of an illiquid market.

In instances involving the purchase of futures contracts, the Funds will deposit in a segregated account with their custodian an amount of cash, cash equivalents and/or appropriate securities equal to the cost of such futures contracts, to the extent that such deposits are required under the 1940 Act.

Securities Index Futures Contracts. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs, and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

Options.  The Funds may purchase or write call and put options on securities, ETFs, indices or futures contracts to seek income or may purchase or write put or call options for hedging purposes. Although not required to do so, a Fund will typically write a call

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option only if the option is “covered” by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. The purchase and writing of options involves certain risks. During the option period, a covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out a position.

Options on Futures Contracts. Each Fund may invest in options on futures contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of a Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited to the agreed upon price per share, also known as the “strike price,” less the premium received from writing the put. Upon entering into a futures contract, the Fund will be required to deposit with the broker an amount of cash or cash equivalents known as “initial margin,” which is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

Commodity-Linked Derivatives. (Virtus Enhanced Gold ETF) The Fund seeks exposure to the price of gold by investing in the Virtus Enhanced Subsidiary, which invests primarily in commodity-linked derivative instruments, such as listed, front-month gold futures contracts. The Fund may also invest in options on gold futures contracts, indices or ETFs. Investments in commodity-linked derivatives may subject the Fund to greater volatility than investments in traditional securities. The value of a commodity-linked derivative instrument typically is based upon the price movements of a commodity or an economic variable linked to such price movements. The gold trading markets have experienced periods of extreme volatility. The price of gold may fluctuate widely based on a variety of factors outside of the Fund’s control and may not be anticipated by Fund management. Price movements in gold markets may be influenced by, among other things: global gold supply and demand, which is influenced by such factors as forward selling by gold producers, purchases made by gold producers to unwind gold hedge positions, central bank purchases and sales, and production and cost levels in major gold-producing countries such as China, South Africa, the United States and Australia; global or regional political, economic or financial events; domestic and foreign rates of inflation and investors’ expectations with respect to inflation rates; currency exchange rates; domestic and foreign interest rates and/or investor expectations concerning interest rates; and investment and trading activities of mutual funds, ETFs, hedge funds and commodity funds. The frequency and magnitude of such changes cannot be predicted. The prices of commodity-related investments may fluctuate quickly and dramatically and may or may not correlate to price movements in other asset classes, such as stocks or bonds. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. Commodity-linked derivatives are subject to the risk that the counterparty to the transaction may default or otherwise fail to perform. The use of commodity-linked derivatives can result in large amounts of financial leverage. Accordingly, a relatively small price movement in a futures contract may result in immediate and substantial losses to the Fund. Like other leveraged investments, any trade may result in losses in excess of the amount invested. The factors and events described above could have a significant negative impact on the Fund.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. Each Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient liquid assets to meet the purchase price. In such purchase transactions, a Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, a Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although a Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a

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security prior to the settlement date if such action was determined to be appropriate. In such a case, the Fund could incur a short-term gain or loss.

INVESTMENTS IN THE VIRTUS ENHANCED SUBSIDIARY. (Virtus Enhanced Gold ETF) The Fund will invest not invest more than 25% of its total assets in the Virtus Enhanced Subsidiary. The Virtus Enhanced Subsidiary will invest primarily in commodity-linked derivative instruments, such as listed, front-month gold futures contracts. The Fund may be considered to be investing indirectly in these investments through the Virtus Enhanced Subsidiary. The Fund’s investment in the Virtus Enhanced Subsidiary is intended to provide the Fund with exposure to gold within the limits of current U.S. federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in commodity-linked investments. The Fund is the sole shareholder of the Virtus Enhanced Subsidiary, and shares of the Virtus Enhanced Subsidiary will not be sold or offered to other investors. The Virtus Enhanced Subsidiary will not be registered under the 1940 Act but will be subject to certain of the investor protections of the 1940 Act. The Fund will not have all of the protections offered to investors in registered investment companies with respect to its investment in the Virtus Enhanced Subsidiary. However, because both the Fund and the Virtus Enhanced Subsidiary are managed by the Adviser, it is unlikely that the Virtus Enhanced Subsidiary will take action contrary to the interests of the Fund or its shareholders. The Trustees of the Fund have oversight responsibility for the investment activities of the Fund, including its investment in the Virtus Enhanced Subsidiary, and the Fund’s role as the sole shareholder of the Virtus Enhanced Subsidiary. Also, in managing the Virtus Enhanced Subsidiary’s portfolio, the Adviser will be subject to the same investment restrictions and operational guidelines that apply to the management of the Fund. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Virtus Enhanced Subsidiary are organized, respectively, could result in the inability of the Fund or the Virtus Enhanced Subsidiary to operate as described in this SAI and could negatively affect the Fund and its shareholders. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on a Subsidiary. If Cayman Islands law changes such that the Virtus Enhanced Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

EQUITY SECURITIES.

Direct and Indirect Common Stock. Each Fund may invest in equity securities, both directly and indirectly through the Fund’s investment in shares of ETFs and other investment companies, American Depositary Receipts (“ADRs”) and other types of securities and instruments described in this SAI and in the Prospectus. The equity portion of a Fund’s portfolio may include common stocks traded on domestic or foreign securities exchanges or on the over-the-counter market. In addition to common stocks, the equity portion of a Fund’s portfolio may also include preferred stocks, convertible preferred stocks, and convertible bonds. Prices of equity securities in which the Funds may invest may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities a Fund owns, general market and economic conditions, interest rates and specific industry changes. Such price fluctuations subject the Funds to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for a Fund. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline.

Exchange Traded Products (“ETPs”). Each Fund may invest in (or sell short) ETFs, exchange-traded notes (“ETNs”) and other ETPs. The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. The ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by a Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days. ETPs other than ETFs are issued in shares or units, and trade on exchanges like ETFs.

There is a risk that the underlying ETPs in which a Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETPs, such as the trustees or sponsors, to close or otherwise fail to perform their obligations to the ETPs. Also, because the ETPs in which a Fund invests may be granted licenses by agreement to use various indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETPs may terminate if such license agreements are terminated. In addition, an ETP may terminate if its net assets fall below a certain amount. Although the Funds believe that, in the event of the termination of an underlying ETP, they will be able to invest instead in shares of an alternate ETP with a similar strategy, there is no guarantee that shares of an alternate ETP would be available for investment at that time.

Investments in ETPs involve certain inherent risks generally associated with investments in conventional registered investment companies (e.g., mutual funds) that hold a portfolio of securities including, without limitation: (1) risks that the general level of security prices for the ETP’s investment strategy may decline, thereby adversely affecting the value of each share or unit of the ETP; (2) an index-based ETP may not fully replicate the performance of its benchmark index because of the temporary unavailability of

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certain index securities in the secondary market or discrepancies between the ETP and the index with respect to the weighting of securities or number of stocks held; and (3) an index ETP may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based. In addition, ETPs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETP’s shares may trade at a discount to its net asset value; (2) an active trading market for an ETP’s shares may not develop or be maintained; (3) trading of an ETP’s shares may be halted if the listing exchange deems such action appropriate; and (4) ETP shares may be delisted from the exchange on which they trade, or activation of “circuit breakers” (which are tied to large decreases in stock prices) may halt trading temporarily. ETPs are also subject to the risks of the underlying securities the ETP is designed to track or invest in.

Money Market Mutual Funds. In order to maintain sufficient liquidity, for cash management purposes, to implement investment strategies or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market funds. Generally, money market mutual funds are registered investment companies that seek to earn income consistent with the preservation of capital and maintenance of liquidity by investing primarily in high quality money market instruments, including, without limitation, U.S. government obligations, bank obligations and high-grade corporate instruments. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Company or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they are possible. In addition, a Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

Other Investment Companies. Under the 1940 Act, a Fund may not acquire shares of another investment company (ETFs or other investment companies) if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding stock (“3% Limitation”). Accordingly, each of the Funds is subject to the 3% Limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% Limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. The SEC has issued such exemptive orders to numerous ETFs and their investment advisers, which permit investment companies to invest in such ETFs (“Exempted ETFs”) beyond the 3% Limitation, subject to certain terms and conditions, including, without limitation, that such investment companies enter into an agreement with the Exempted ETF.

To the extent the 3% Limitation applies to certain ETFs, that limitation may prevent a Fund from allocating its investments in the manner that the Fund considers optimal, or cause the Fund to select a similar index-based mutual fund or other investment company as an alternative. The Funds’ investments in other investment companies will be subject to the same 3% Limitation described above.

Under the 1940 Act, to the extent that a Fund relies upon Section 12(d)(1)(F) in purchasing securities issued by another investment company, the Fund must either seek instructions from its shareholders with regard to the voting of all proxies with respect to its investment in such securities (ETFs and other investment companies) and vote such proxies only in accordance with the instructions, or vote the shares held by it in the same proportion as the vote of all other holders of the securities. In the event that there is a vote of ETF or other investment company shares held by a Fund, the Fund intends to vote such shares in the same proportion as the vote of all other holders of such securities.

Preferred Stock. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including, without limitation, dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Preferred stocks may include the obligation to pay a stated dividend. The price of preferred stocks could depend more on the size of the dividend than on the company’s performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect the price of preferred stock.

Short Sales. In a short sale, a Fund would borrow a security from a broker-dealer (which involves payment of a premium and transaction costs) and then sell into the market a security it does not own in anticipation of a decline in the market value of that security. The Fund would then cover the short position by buying shares in the market either (i) at its discretion or (ii) when called by the broker-dealer lender. Until the security is replaced, the Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. When a Fund makes a short sale, the Fund will segregate liquid assets (such as cash, U.S. government securities, or equity securities) on the Fund’s books and/or in a segregated account at the Fund’s custodian or broker (or an affiliate thereof)in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender, to the extent such deposit is required by

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applicable law and/or the parties involved in the transaction. In determining the amount to be segregated, any securities that have been sold short by a Fund will be marked to market daily. To the extent the market price of the security sold short increases and more assets are required to meet a Fund’s short sale obligations, additional assets will be segregated to ensure adequate coverage of the Fund’s short position obligations.

In addition, the Funds may make short sales “against the box,” which occur when a Fund sells a security short while owning securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding.  The Funds will incur transaction costs, including, without limitation, interest, in connection with opening, maintaining and closing short sales against the box.

Warrants and Rights. Warrants are essentially options to purchase equity securities at specific prices and are valid for a specific period of time. Rights are similar to warrants but generally have a short duration and are distributed directly by the issuer to its shareholders. The holders of warrants and rights have no voting rights, and receive no dividends, with respect to the equity interests underlying warrants or rights, and will have no rights with respect to the assets of the issuer, until the warrant or right is exercised. Investments in warrants and rights involve certain risks, including, without limitation, the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant or right can be prudently exercised (in which event the warrant or right may expire without being exercised, resulting in a loss of a Fund’s entire investment therein).

FIXED INCOME SECURITIES.

Corporate and Municipal Debt Securities. Corporate and municipal debt securities purchased by a Fund may be of any credit quality, maturity or yield. Accordingly, each Fund’s debt securities may include “investment grade” securities (those rated at least Baa by Moody’s, BBB by S&P or Fitch or, if not rated, deemed to be of equivalent quality). In addition, each Fund’s debt securities may include lower-rated debt securities including, without limitation, “junk” bonds whose ratings are below investment grade. Debt securities rated Baa by Moody’s or BBB by S&P or Fitch may be considered speculative and are subject to risks of non-payment of interest and principal. Debt securities rated lower than Baa by Moody’s or lower than BBB by S&P or Fitch are generally considered speculative and subject to significant risks of non-payment of interest and principal and greater market fluctuations than higher-rated debt securities. Lower-rated debt securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated debt securities, and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating a Fund’s net asset value. These risks can reduce the value of a Fund’s shares and the income it earns. Descriptions of the quality ratings of Moody’s, S&P and Fitch are included as Appendix A to this SAI. While the Funds utilize the ratings of various credit rating services as one factor in establishing creditworthiness, they rely primarily upon their own analyses of factors establishing creditworthiness.

Strips (“STRIPS”). STRIPS are created by separating the income and principal components of a debt instrument and selling them separately. U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) are created when the coupon payments and the principal payment are stripped from an outstanding Treasury bond by the Federal Reserve Bank. Zero coupon U.S. government securities such as STRIPS are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. STRIPS do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but generally require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. government securities that make regular payments of interest. If a Fund invests in STRIPS, the Fund will accrue income on the investment for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund’s distribution obligations, in which case the Fund would forgo the purchase of additional income producing assets with these funds. The value of these instruments tends to fluctuate more in response to changes in interest rates than the value of ordinary interest-paying debt securities with similar maturities. The risk is greater when the period to maturity is longer.

Zero Coupon Securities. Each Fund may purchase zero coupon securities. Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Zero coupon securities are bought at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. One must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

ILLIQUID AND RESTRICTED INVESTMENTS. Each Fund may invest up to 15% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees of the Trust (the “Board”), each Fund will determine the

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liquidity of its investments, which will be monitored by the Board pursuant to reports. In determining the liquidity of its investments, a Fund may consider various factors including, without limitation: (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including, without limitation, any demand or tender features); and (v) the nature of the marketplace for trades (including, without limitation, the ability to assign or offset the Fund’s rights and obligations relating to the investment). If through a change in values, net assets or other circumstances, a Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. An investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.

Within its limitations on investment in illiquid securities, each Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

INVESTMENTS IN COMPANIES WITH BUSINESS RELATED TO COMMODITIES. Each Fund may, from time to time, invest in securities of companies whose businesses are related to commodities, or in registered investment companies or other companies that invest directly or indirectly in commodities. For example, a Fund may invest in a company whose business is related to mining of precious or other metals (e.g., gold, silver, etc.) or registered investment companies or publicly or privately traded companies that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities). Investments in equity securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can make sharp movement, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the value of companies who business is related to such commodities, or the value of investment companies and other companies investing in such business or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in commodities markets generally.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, each Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets to broker-dealers, major banks or other recognized domestic institutional borrowers of securities which the Fund has determined are creditworthy under guidelines established by the Board. In determining whether it will lend securities, a Fund will consider relevant facts and circumstances, and may not lend securities to any company affiliated with an investment adviser to the Fund. Each loan of securities will be collateralized by cash, securities or letters of credit. The Fund might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. While the loan is outstanding, the borrower will pay the Fund any interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income. Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. It is anticipated that the Funds may share with the borrower some of the income received on the collateral for the loan or the Funds will be paid a premium for the loan. Loans are subject to termination at the option of the Fund or the borrower at any time. The Funds may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

MONEY MARKET INSTRUMENTS. Each Fund may invest directly and indirectly in money market instruments, including, without limitation, U.S. Government obligations or corporate debt obligations (including, without limitation, those subject to repurchase agreements). Money market instruments also may include Banker’s Acceptances and Certificates of Deposit of domestic branches of banks, Commercial Paper, and Master Notes. Banker’s Acceptances are time drafts drawn on and “accepted” by a bank. When a bank “accepts” such a time draft, it assumes liability for its payment. When a Fund acquires a Banker’s Acceptance, the bank that “accepted” the time draft is liable for payment of interest and principal when due. The Banker’s Acceptance carries the full faith and credit of such bank. A Certificate of Deposit is an unsecured, interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Funds will invest directly in Commercial Paper only if it is rated in one of the top two rating categories by Moody’s, S&P or Fitch or, if not rated, is deemed to be of equivalent quality. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest.

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Master Notes may be acquired by a Fund through the Master Note program of the Fund’s custodian bank, acting as administrator thereof. A Fund will monitor the earnings power, cash flow and other liquidity ratios of the issuer of Master Note held by the Fund.

U.S. GOVERNMENT SECURITIES. Each Fund may invest a portion of its portfolio in U.S. government securities, defined to be U.S. government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. government such as Government National Mortgage Association (“GNMA”) as well as obligations of U.S. government authorities, agencies and instrumentalities such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Housing Administration (“FHA”), Federal Farm Credit Bank (“FFCB”), Federal Home Loan Bank (“FHLB”), Student Loan Marketing Association (“SLMA”), and the Tennessee Valley Authority. U.S. government securities may be acquired subject to repurchase agreements. While obligations of some U.S. government sponsored entities are supported by the full faith and credit of the U.S. government (e.g., GNMA), several are supported by the right of the issuer to borrow from the U.S. government (e.g., FNMA, FHLMC), and still others are supported only by the credit of the issuer itself (e.g., SLMA, FFCB). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law. The guarantee of the U.S. government does not extend to the yield or value of a Fund’s shares.

TEMPORARY DEFENSIVE POSITIONS. Each Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. In such circumstances, the Fund may also hold up to 100% of its portfolio in cash and cash equivalent positions. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

INVESTMENT LIMITATIONS

The Funds have adopted the following investment limitations, which cannot be changed without approval by holders of a majority of a Fund’s outstanding voting Shares. A “majority” for this purpose means the lesser of (i) 67% of the Fund’s outstanding Shares represented in person or by proxy at a meeting at which more than 50% of its outstanding Shares are represented; or (ii) more than 50% of the Fund’s outstanding Shares. Unless otherwise indicated, percentage limitations apply at the time of purchase of the applicable securities.

FUNDAMENTAL RESTRICTIONS. As a matter of fundamental policy, each Fund may not:

(1)	Issue senior securities, except as permitted by the 1940 Act;
(2)	Borrow money (including, without limitation, borrowing to meet redemptions), except to the extent permitted under the 1940 Act;
(3)	Pledge, mortgage or hypothecate its assets;
(4)	Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;
(5)	Make loans, provided that the Fund may lend its portfolio securities in an amount up to 33 1/3% of total Fund assets;

(6)	Purchase or sell real estate or interests in real estate; provided, however, that the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate (including, without limitation, investments in REITs and mortgage-backed securities);
(7)	Invest more than 25% of its total assets in any particular industry or group of industries; or
(8)	Purchase or sell physical commodities except to the extent permitted by the 1940 Act or other governing statute, by the rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.

NON-FUNDAMENTAL RESTRICTIONS. The following investment limitations are not fundamental and may be changed by the Board without shareholder approval. As a matter of non-fundamental policy, each Fund may not:

(1)	Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);
(2)	Make investments for the purpose of exercising control or management over a portfolio company;
(3)	Invest in securities of other registered investment companies, except as permitted under the 1940 Act;
(4)	Invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in the common stock of companies that invest in or sponsor such programs;
(5)	Purchase warrants if as a result the Fund would then have more than 5% of its total net assets (taken at the lower of cost or current value) invested in warrants; or
(6)	Invest more than 15% of its net assets in illiquid securities.
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With respect to the fundamental and non-fundamental investment restrictions above, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase); provided, however, that the treatment of the fundamental restrictions related to borrowing money and issuing senior securities are exceptions to this general rule.

With respect to the above fundamental investment restriction on borrowing money, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices will not constitute borrowing.

With respect to the above fundamental investment restriction on pledging, mortgaging or hypothecating assets, any such activity to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with (i) writing covered put or call options, (ii) the purchase of securities on a when-issued or forward commitment basis, or (iii) collateral or initial or variation margin arrangements with respect to options, forward contracts, futures contracts (including, without limitation, those relating to indices), or options on futures contracts or indices will not be considered pledging, mortgaging or hypothecating assets.

With respect to the above fundamental investment restriction on making loans, investment in U.S. government obligations, short-term commercial paper, certificates of deposit, bankers’ acceptances and repurchase agreements will not be deemed to be the making of a loan.

With respect to the above fundamental investment restriction regarding concentration in a particular industry, (i) securities of the U.S. Government (including its agencies and instrumentalities), tax-exempt securities of state or municipal governments and their political subdivisions and investments in other registered investment companies are not considered to be issued by members of any industry (although the Funds will consider the holdings of an underlying registered investment company in applying their concentration policies), (ii) if a Fund invests in a revenue bond tied to a particular industry, the Fund will consider such investment to be issued by a member of the industry to which the revenue bond is tied, and (iii) in the case of loan participations where a Fund is not in a direct debtor/creditor relationship with the borrower, both the financial intermediary and the ultimate borrower are considered issuers.

With respect to the above fundamental investment restriction on investments in commodities, the purchase or sale by a Fund of options, forward contracts, futures contracts (including, without limitation, those relating to indices), options on futures contracts or indices or interests in equity securities issued by companies (including, without limitation, investment companies) that hold or invest in one or more commodities as their sole or principal business activity will not be considered an investment in commodities.

With respect to the above non-fundamental investment restriction on purchasing securities on margin, short sales of securities and futures trades, forward contracts or similar trades requiring margin deposits or other use of a margin account will not be considered purchasing securities on margin.

The 1940 Act allows the Funds to borrow from any bank (including, without limitation, pledging, mortgaging or hypothecating assets) in an amount up to 33⅓% of its total assets and the Funds will, to the extent necessary, reduce their existing borrowings (within three days, excluding Sundays and holidays) to comply with the provisions of the 1940 Act.

MANAGEMENT AND OTHER SERVICE PROVIDERS

The Board is responsible for the supervision and oversight of the Funds. The Board approves all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; reviews the performance of the Funds; and oversees the business activities of the Funds. This section of the SAI provides information about the persons who serve as trustees (“Trustees”) and executive officers to the Trust, as well as the entities that provide services to the Trust.

TRUSTEES AND OFFICERS. Following are the Trustees and executive officers of the Trust, their ages and addresses, their present positions with the Trust, and their principal occupations during the past five years. Those Trustees who are “interested persons” as defined in the 1940 Act (“Interested Trustees”) and those Trustees who are not “interested persons” as defined in the 1940 Act (“Independent Trustees”), are identified in the table. The address of each Trustee and executive officer of the Trust, unless otherwise indicated, is 1540 Broadway, New York, New York 10036.

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Name and Age	Position(s) held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Myles J. Edwards Year of Birth: 1961	Trustee	Since Inception (2015)	General Counsel, CCO and COO, Shufro, Rose & Co., LLC (2014 – present); General Counsel and CC), Constellation Wealth Advisers, LLC (2011 – 2014)	Two	None
Stephen O’Grady Year of Birth: 1946	Trustee	Since Inception (2015)	Lead Market Maker, GFI Group (2011-2012); Partner, Kellogg Capital Markets (2004-2011)	Fifteen	Trustee (since 2014), ETFis Series Trust I (12 portfolios); Trustee (since 2013), Greenhaven Continuous Commodity ETF (GCC); Trustee (since 2014), Acacia Group LLC
James Simpson Year of Birth: 1970	Trustee	Since Inception (2015)	President, ETP Resources, LLC (2009-present) (a financial services consulting company); Vice President, Northern Trust Securities, Inc. and Vice President, Northern Trust Global Investments (2008-2009)	Fifteen	Trustee (since 2014), ETFis Series Trust I (12 portfolios)
Robert S. Tull Year of Birth: 1952	Trustee	Since Inception (2015)	Independent Consultant (2013-present); Chief Operating Officer, Factor Advisors, LLC (2010-2013); Chief Operating Officer, GlobalShares (2009-2010)	Fifteen	Trustee (since 2014), ETFis Series Trust I (12 portfolios)
Interested Trustee*
George R. Aylward Year of Birth: 1964	Trustee	Since Inception (2015)	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and various senior officer positions with Virtus affiliates (since 2005).	Two	Trustee (since 2006), Virtus Mutual Funds (52 portfolios); Chairman, President and Chief Executive Officer (since 2006), The Zweig Closed-End Funds (2 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (9 portfolios); Trustee and President (since 2011), Virtus Closed-End Funds (3 portfolios); Director (since 2013), Virtus Global Funds, PLC (2 portfolios); and Trustee (since 2013), Virtus Alternative Solutions Trust (4 portfolios).
* Mr. Aylward is an “interested person” as defined in the Investment Company Act of 1940, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc., the ultimate parent company of the Adviser, and various positions with its affiliates.
OTHER EXECUTIVE OFFICERS
William J. Smalley Year of Birth: 1983	President, Chief Executive Officer and Secretary	Since Inception (2015)	President, Virtus ETF Solutions LLC (2012-present); Managing Principal, ETF Distributors LLC (2012-present); President, ETFis Series Trust I (2012 – present); Vice President, Factor Advisors, LLC (2010-2012); Vice President, MacroMarkets, LLC (2006-2010)	Fifteen	N/A
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Name and Age	Position(s) held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Brinton W. Frith Year of Birth: 1969	Treasurer and Chief Financial Officer	Since Inception (2015)	Managing Director, Virtus ETF Solutions LLC (2013-present); Treasurer, ETFis Series Trust I (2012 – present); President, Javelin Investment Management, LLC (2008-2013)	N/A	N/A
Nancy J. Engberg Year of Birth: 1956	Chief Compliance Officer	Since Inception (2015)	Vice President (since 2008) and Chief Compliance Officer (2008 to 2011), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2003) with Virtus affiliates; Vice President and Chief Compliance Officer (since 2011), Virtus Mutual Fund Complex; Vice President (since 2010), Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Vice President and Chief Compliance Officer (since 2011), Virtus Closed-End Funds; Vice President and Chief Compliance Officer (since 2012), The Zweig Closed-End Funds; Vice President and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Chief Compliance Officer (since 2015), ETFis Series Trust I.	N/A	N/A

Board Structure. The Trust’s Board includes four Independent Trustees and one Interested Trustee, Mr. Aylward, who is Chairman of the Board. Each Trustee serves an indefinite term, until a successor is elected, qualified and serving as a Trustee. The Board has not appointed an Independent Trustee to serve as lead Independent Trustee. The Board believes this structure is appropriate because, among other things, the Board’s current small size and the small number of funds in the Trust permit Trust management to communicate with each Independent Trustee as and when needed, and permit each Independent Trustee to be involved in each committee of the Board (each a “Committee”) as well as each Board function. The Board may consider appointing an independent Chairman or a lead Independent Trustee in the future, particularly if the Board’s size or the Trust’s complexity materially increases.

With respect to risk oversight, the Board holds four regular meetings each year to consider and address matters involving the Trust and the Fund. During these meetings, the Board receives reports from the Adviser, the Trust’s sub-advisers, Trust management, the Fund’s administrator, transfer agent and distributor, and the Trust’s Chief Compliance Officer (the “CCO”), on regular quarterly items and, where appropriate and as needed, on specific issues. As part of its oversight function, the Board also may hold special meetings or communicate directly with Trust management or the CCO to address matters arising between regular meetings. The Board has established a committee structure that includes an Audit Committee and Nominating Committee (discussed in more detail below). Each Committee is comprised entirely of Independent Trustees.

Qualification of Trustees. The Board has considered each Trustee’s experience, qualifications, attributes and skills in light of the Board’s function and the Trust’s business and structure, and has determined that each Trustee possesses experience, qualifications, attributes and skills that enable the Trustee to be an effective member of the Board. In this regard, the Board has considered the following specific experience, qualifications, attributes and/or skills for each Trustee:

George R. Aylward	Mr. Aylward has experience as a director, president and Chief Executive Officer of an investment management firm, holds various executive positions with investment advisers, a distributor and an administrator to registered investment companies and as an officer and trustee for other registered investment companies. He also has experience in all aspects of the development and management of registered investment companies, and the handling of various financial, staffing, regulatory and operational issues.
Myles J. Edwards	Mr. Edwards has experience as general counsel, chief compliance officer and chief operating officer of SEC registered investment advisers, hedge funds and FINRA member broker-dealers.
Stephen O’Grady	Mr. O’Grady has experience as an independent director for other ETFs and in the development and operation of ETF trading systems and futures exchanges and has served as president of an options brokerage firm.
James Simpson	Mr. Simpson has experience as an independent director for other ETFs and as President of ETP Resources, a financial information services company that provides detailed reference data on U.S.-listed exchange-traded products. He also has experience working for financial institutions and securities exchanges and has consulted with respect to the development of exchange-traded products.
Robert S. Tull	Mr. Tull has experience as an independent director for other ETFs and as a consultant to financial companies and as chief operating officer to financial services companies. Mr. Tull has also assisted with the development of exchange-traded products.

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The Board has determined that each of the Trustees’ careers and background, combined with their interpersonal skills and general understanding of financial and other matters, enable the Trustees to effectively participate in and contribute to the Board’s functions and oversight of the Trust. References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

Trustee Standing Committees. The Board has established the following standing committees:

Audit Committee: The Independent Trustees are the current members of the Audit Committee. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund’s financial statements and interacts with the Fund’s independent auditors on behalf of the Board. The Audit Committee also serves in the role of the Trust’s qualified legal compliance committee and, as such, receives, investigates and makes recommendations as to appropriate remedial action in connection with any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, Trustees or agents. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary.

Nominating Committee: The Independent Trustees are the current members of the Nominating Committee. The Nominating Committee nominates, selects and appoints Independent Trustees to fill vacancies on the Board and to stand for election at appropriate meetings of the shareholders of the Trust. The Nominating Committee meets only as necessary. The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.

Beneficial Ownership of Shares of the Funds. Because the Funds are newly organized, none of the Trustees own Shares of the Funds as of the date of this SAI.

Ownership In Fund Affiliates. As of the date of this SAI, none of the Independent Trustees, nor members of their immediate families, owned, beneficially or of record, securities of the Adviser, the Sub-Adviser, the Funds’ principal underwriter or any affiliate of the Adviser, the Sub-Adviser or the principal underwriter.

Compensation. Officers of the Trust and the Trustees who are interested persons of the Trust or the Adviser receive no salary from the Trust. Each Independent Trustee receives $2,000 per year plus $2,000 per series of the Trust. The Trust reimburses each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance at Board or committee meetings. For the fiscal year ended July 31, 2017, the Trustees are estimated to receive the following compensation:

Name of Trustee	Aggregate Compensation From each Fund[1]	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex Paid to Trustees[1]
Independent Trustees
Myles J. Edwards	$10,000	None	None	$10,000
Stephen O’Grady	$10,000	None	None	$26,000
James Simpson	$10,000	None	None	$26,000
Robert S. Tull	$10,000	None	None	$26,000
Interested Trustee
George R. Aylward	None	None	None	None

(1)	As of July 31, 2016, the Funds had not yet commenced operations. Fees are estimated for the fiscal year ending July 31, 2017.

CODES OF ETHICS. The Trust, the Adviser, the Sub-Adviser and the Funds’ principal underwriter have each adopted a code of ethics, as required by Rule 17j-1 under the 1940 Act, that is designed to prevent personnel of the Trust, the Adviser, the Sub-Adviser and the Funds’ principal underwriter subject to the codes from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which securities may also be held by persons subject to the codes). The codes of ethics permit personnel of the Trust, the Adviser, the Sub-Adviser and the principal underwriter subject to the codes to invest in securities, including securities that may be purchased or held by the Funds, subject to certain restrictions and pre-approval requirements. In addition, the codes of ethics of the Trust, the Adviser, the Sub-Adviser and the principal underwriter require that

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access persons of such entities report their personal securities transactions and holdings, which are reviewed for compliance with the code of ethics.

Anti-Money Laundering Program. The Trust has adopted an anti-money laundering (“AML”) program, as required by applicable law, that is designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. The Trust’s AML Compliance Officer is responsible for implementing and monitoring the operations and internal controls of the program. Compliance officers at certain of the Funds’ service providers are also responsible for monitoring aspects of the AML program. The AML program is subject to the continuing oversight of the Board.

PROXY VOTING POLICIES. The Trust has adopted a proxy voting and disclosure policy that delegates to each Fund’s Proxy Voting Manager the authority to vote proxies for the Funds, subject to oversight of the Board. The Sub-Adviser serves as the proxy Voting Manager for the Fund. Copies of the Trust’s Proxy Voting Policies and Procedures and the Proxy Voting Manager’s Policies and Procedures are included as Appendix B and Appendix C, respectively, to this SAI.

No later than August 31 of each year, the Trust files Form N-PX with the SEC. Form N-PX states how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30. Each Fund’s proxy voting records, as set forth in its most recent Form N-PX filing, are available upon request, without charge, by calling the Fund at (866) 383-7636. This information is also available on the SEC’s website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of the date of this SAI, the Funds had no Shares outstanding.

MANAGEMENT SERVICES

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Management of the Fund”.

Adviser. The Funds’ Adviser is Virtus ETF Advisers LLC, located at 1540 Broadway, New York, NY 10036. The Adviser was organized as a Delaware limited liability company in August 2013 and, since April 2015, has been a majority-owned subsidiary of Virtus Partners, Inc. (“VPI”), a wholly owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Virtus is a public company that operates a multi-manager asset management business and has substantial experience in the investment management and investment company industries. As of June 30, 2016, on a collective basis, Virtus-affiliated registered investment advisers manage over $45.1 billion in assets. The Adviser has served as the investment adviser of the Funds since the inception of the Funds’ operations. The Adviser also serves as investment adviser to each series of ETFis Series Trust I, an open end management investment company registered with the SEC.

The Adviser serves as each Fund’s investment adviser pursuant to an investment advisory agreement with the Trust on behalf of each Fund (the “Advisory Agreements”). The Adviser has engaged the Sub-Adviser to manage each Fund’s investments in accordance with the stated investment objective and policies of the Fund, subject to the oversight and supervision of the Adviser and the Board. The Adviser also assists with: (a) non-advisory operations of the Funds, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information, (d) the preparation of reports to be filed with the SEC and other regulatory authorities, and (e) maintaining certain of the Funds’ records.

The Advisory Agreement for each Fund is effective for an initial two-year period and will remain in effect thereafter only so long as such renewal and continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities, provided the continuance is also approved by a majority of the Independent Trustees. The Advisory Agreement with respect to each Fund is terminable without penalty on 60 days’ notice by the Board or by vote of a majority of the outstanding voting securities of the Fund. The Advisory Agreements provide that they will terminate automatically in the event of their “assignment,” as such term is defined in the 1940 Act.

Under the Advisory Agreements, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the Advisory Agreements relate, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties; or from the reckless disregard of its duties and obligations under the Advisory Agreements.

Adviser Compensation. The Adviser receives a monthly advisory fee at the following annual rates of each Fund’s average daily net assets:

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Virtus Enhanced Gold ETF	[___]%
Virtus Enhanced Short U.S. Equity ETF	[___]%

The Adviser has not been paid any advisory fees as of the date of this SAI. In consideration of the fees paid with respect to each Fund, the Adviser has agreed to pay all expenses of each Fund, except for the Adviser’s fee, payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary expenses of the Fund, each of which is paid by the respective Fund.

SUB-ADVISER. Each Fund’s Sub-Adviser is Rampart Investment Management Company, LLC, located at located at One International Place, 14th Floor, Boston, MA 02110. The Sub-Adviser serves in that capacity pursuant to a sub-advisory contract (the “Sub-Advisory Agreements”) with the Trust on behalf of each Fund as approved by the Board. The Sub-Adviser makes day-to-day investment decisions for the Funds and selects broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Board.

The Sub-Adviser is an indirect, wholly owned subsidiary of Virtus Investment Partners, Inc. and an affiliate of the Adviser, and has been providing investment advisory services since 1983. In addition to the Funds, the Sub-Adviser provides investment management services to mutual funds, institutional and high net worth investors. As of June 30, 2016, the Sub-Adviser had approximately $1.77 billion in assets under management.

Sub-Adviser Compensation. As full compensation for its services to the Funds, the Sub-Adviser receives monthly compensation at the annual rate of [___]% of the Adviser’s advisory fee. The Sub-Adviser has not been paid any advisory fees as of the date of this Prospectus.

Portfolio ManagerS. The following individuals are the Funds’ portfolio managers, each of whom has served in such position since the inception of each Fund’s operations:

  Michael Davis, Portfolio Manager of the Sub-Adviser. Mr. Davis serves as Portfolio Manager at the Sub-Adviser (since 2016). He is also a Managing Director at Virtus Investment Advisers, Inc., an affiliate of the Adviser (since 2014). Before joining Virtus, Mr. Davis was a founding partner of Varick Asset Management, an independent alternative manager focused on the development of innovative portfolio solutions and investment strategies (2010 to 2014). Prior to forming Varick, Mr. Davis worked in the institutional asset management division of Barclays Capital, focused on quantitative and derivative-based investment strategies. Prior to Barclays, he worked in the derivative structuring group at Lehman Brothers. Mr. Davis started his career at Merrill Lynch in the asset-backed finance business.
  Brendan R. Finneran, Portfolio Manager of the Sub-Adviser. Mr. Finneran serves as Portfolio Manager and Trader at the Sub-Adviser (since 2008). He is also a Managing Director, Portfolio Manager and Equity Trader at Virtus Investment Advisers, Inc., an affiliate of the Adviser (since 2016). Prior to the Sub-Adviser, he was trader and operations manager at Andover Capital Advisors (2003 to 2008), where he was responsible for operational account management (processing and settlement) for all equity, option, bond, bank debt, CDS and swap trades. Prior to Andover Capital Advisors, Mr. Finneran held various positions at Cone Jacquards and Robert Fleming as Account Manager.
  Robert F. Hofeman, Jr., Portfolio Manager of the Sub-Adviser. Mr. Hofeman serves as Portfolio Manager and Trader at the Sub-Adviser (since 2012). He is also a Managing Director, Portfolio Manager and Equity Trader at Virtus Investment Advisers, Inc., an affiliate of the Adviser (since 2016). Prior to the Sub-Adviser, he was an equity trading consultant for Linedata (2010 to 2012) where he translated buy-side business processes to the technology staff. Prior to Linedata, Mr. Hofeman was a director and senior equity trader at Evergreen Investments (2007-2009), and equity trader at Ironwood Investment Management, LLC (2002-2007).
  Warun Kumar, Chief Investment Officer and Portfolio Manager of the Sub-Adviser.   Mr. Kumar serves as Chief Investment Officer and Portfolio Manager at the Sub-Adviser (since 2015). He is also Senior Managing Director and Portfolio Manager at Virtus Investment Advisers, Inc., an affiliate of the Adviser (since May 2014). Before joining Virtus, Mr. Kumar was a founder and managing partner of Varick Asset Management, an independent alternative manager focused on the development of innovative portfolio solutions and investment strategies (2010 to 2014). Prior to forming Varick, Mr. Kumar was the U.S. head of Barclays Capital Fund Solutions, where he led the investment committee and managed business expansion throughout the Americas (2007 to 2010). Mr. Kumar’s investment management career began at Volaris Advisors, where he was a partner and headed the derivative advisory business. In addition to these roles, Mr. Kumar has held senior positions in the capital markets divisions of Lehman Brothers and Robertson Stephens, and was a founding partner of Sigma Advisors, an alternative investment advisory firm. Mr. Kumar began his financial services career in 1993 as a member of JP Morgan’s equity derivatives business.
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Ownership of Fund Shares. None of the portfolio managers own any Shares of the Funds as of the date of this SAI because the Funds had not yet commenced operations.

Other Accounts.

	Registered Investment Companies		Other Pooled Investment Vehicles (PIVs)		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Michael Davis	None	$0	None	$0	None	$0
Brenden R. Finneran	2	$161.1 million	None	$0	129	$459.1 million
Robert F. Hofeman, Jr.	2	$161.1 million	None	$0	129	$459.1 million
Warun Kumar	5	$1.8 billion	None	$0	None	$0

None of the portfolio managers manage accounts subject to performance fees.

Material Conflicts of Interest. Because each of the portfolio managers may at times manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. The portfolio managers may manage portfolios having substantially the same investment style as a Fund. However, the portfolios managed by the portfolio managers may not have portfolio compositions identical to those of the Fund due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. The portfolio managers may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, the portfolio managers may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios may have fee structures that are or have the potential to be higher than the advisory fees paid by a Fund, which can cause potential conflicts in the allocation of investment opportunities between the Fund and the other accounts. In addition, current trading practices would not allow the Sub-Adviser to intentionally favor one portfolio over another as trades are executed as trade orders are received.

Compensation. The portfolio managers are compensated by the Sub-Adviser and do not receive any compensation directly from the Funds or the Adviser. Each portfolio manager receives their compensation in the form of base salary that is determined by the advisory fee revenue generated by the firm’s assets under management. Thus, portfolio manager compensation is aligned with the interests of the firm’s clients, including the Funds and their investors. The portfolio managers may also earn a bonus each year based on the profitability of the Sub-Adviser.

OTHER SERVICE PROVIDERS

ADMINISTRATOR. Under the Administrative Services Agreement, Virtus ETF Solutions LLC (the “Administrator”) serves as the operational administrator of the Trust. The Administrator’s address is 1540 Broadway, New York, New York 10036. Under the Administrative Services Agreement, the Administrator supervises the overall administration of the Trust and the Funds including, among other responsibilities, the coordination and day-to-day oversight of the Funds’ operations, the service providers’ communications with the Funds and each other and assistance with Trust, Board and contractual matters related to the Funds and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator will be indemnified in connection with or arising out of performance of its obligations and duties under this Agreement, except for losses resulting from the willful malfeasance, bad faith or gross negligence of Administrator in the performance of such obligations and duties. The Adviser pays the Administrator out of the Adviser’s advisory fee; however, the Funds are newly formed and have not paid any fees for administration services as of the date of this SAI.

ACCOUNTING, Custodian and Transfer Agent. Under the Fund Administration and Accounting Agreement (the “Accounting Services Agreement”), The Bank of New York Mellon (“BNY Mellon” or the “Accounting Services Administrator”) serves as accounting administrator for the Funds. BNY Mellon’s principal address is One Wall Street, New York, New York 10286. Under the Administration Agreement, BNY Mellon provides necessary administrative, legal, tax, accounting services and financial

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reporting for the maintenance and operations of the Trust and the Funds. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services.

BNY Mellon provides accounting and administration services to the Trust, including, among other responsibilities, assisting in the preparation and filing of documents required for compliance by the Funds with applicable laws and regulations and arranging for the maintenance of books and records of the Funds. BNY Mellon provides persons satisfactory to the Board to serve as officers of the Trust.

The Adviser pays the Accounting Services Administrator out of the Adviser’s advisory fee; however, the Funds are newly formed and have not paid any fees for accounting administration services as of the date of this SAI.

BNY Mellon serves as custodian of the Funds’ assets (the “Custodian”). The Custodian has agreed to (1) make receipts and disbursements of money on behalf of the Funds; (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (3) respond to correspondence from Fund shareholders and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ respective operations. The Custodian does not exercise any supervisory function over the purchase and sale of securities. The Adviser pays the Custodian out of the Adviser’s advisory fee; however, the Funds are newly formed and have not paid any fees for the Custodian’s services as of the date of this SAI.

BNY Mellon serves as transfer agent and dividend paying agent for the Funds (the “Transfer Agent”). The Transfer Agent has agreed to (1) issue and redeem Shares of the Funds; (2) make dividend and other distributions to shareholders of the Funds; (3) respond to correspondence by Fund shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Funds. The Adviser pays the Transfer Agent out of the Adviser’s advisory fee; however, the Funds are newly formed and have not paid any fees for the Transfer Agent’s services as of the date of this SAI.

BNY Mellon is the principal operating subsidiary of The Bank of New York Mellon Corporation.

Distributor. ETF Distributors LLC, the Distributor, is located at 1540 Broadway, New York, New York 10036. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Shares of the Funds will be continuously offered for sale by the Trust through the Distributor only in whole Creation Units, as described in the section of this SAI entitled “Purchase and Redemption of Creation Units”. The Distributor also acts as an agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by a Fund.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Fund, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Under the Service and Distribution Plan, and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

ADDITIONAL SERVICE ARRANGEMENTS.  The Adviser, the Sub-Adviser or their respective affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds. Additionally, the Adviser, the Sub-Adviser or their respective affiliates intend to pay, out of their own resources, amounts to financial intermediaries for assistance with communication, distribution of materials and other services for their clients that are shareholders of a Fund, or for other services in connection with the organization or operation of the Funds. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

[FUND RECORDS. The accounts, books or other documents required to be maintained by Section 31(a) of the 1940 Act and CFTC Regulation 4.23 are kept by ________ at _____________.]

Independent Registered Public Accounting Firm. The Board has selected the firm of BBD, LLP, located at 1835 Market Street, 26th Floor, Philadelphia, Pennsylvania 19103, to serve as the independent registered public accounting firm for the Funds for the current fiscal year and to audit the annual financial statements of the Funds and prepare the Funds’ federal, state and

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excise tax returns. Such firm will audit the financial statements of the Funds at least once each year. A copy of the most recent annual report containing the audit report will accompany this SAI whenever a shareholder or a prospective investor requests it.

LEGAL COUNSEL. Stradley Ronon Stevens & Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, Pennsylvania 19103, serves as legal counsel to the Trust.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision of the Board and the Adviser, the Sub-Adviser is responsible for, makes decisions with respect to and places orders for all purchases and sales of portfolio securities for, the Funds. The Sub-Adviser shall manage the Funds’ portfolios in accordance with the terms of the Sub-Advisory Agreements by and among the Trust on behalf of each respective Fund, the Sub-Adviser and the Adviser, which are described in detail under “Management Services –Sub-Adviser”. The Sub-Adviser serves as investment adviser for a number of client accounts, in addition to the Funds.

Brokerage Selection. The Funds have adopted, and the Board has approved, policies and procedures relating to the direction of portfolio securities transactions to brokers. In accordance with these policies and procedures, in selecting brokers to be used in portfolio transactions, the Sub-Adviser’s general guiding principle is to obtain the best overall execution for each trade, which is a combination of price and execution. With respect to execution, the Sub-Adviser considers a number of factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position securities to facilitate execution, the Sub-Adviser’s past experience with similar trades and other factors that may be unique to a particular order. Recognizing the value of these judgmental factors, the Sub-Adviser may select brokers that charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade. The Sub-Adviser may not give consideration to sales of Shares of the Funds as a factor in selecting brokers to execute portfolio transactions. The Sub-Adviser may, however, place portfolio transactions with brokers that are affiliated with the Adviser or the Sub-Adviser or that promote or sell the Funds’ Shares, so long as such transactions are done in accordance with the policies and procedures established by the Board that are designed to ensure that the selection is consistent with the Sub-Adviser’s obligation to seek best execution and not based upon the broker’s sales efforts.

Under Section 28(e) of the Exchange Act and the Sub-Advisory Agreements, the Sub-Adviser may, in its discretion, purchase and sell portfolio securities from and to brokers and dealers who provide the Sub-Adviser with brokerage, research, analysis, advice and similar services, and the Sub-Adviser may pay to these brokers and dealers, in return for such services, a higher commission or spread than may be charged by other brokers and dealers, provided that the Sub-Adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or of the overall responsibility of the Sub-Adviser to the Funds and its other clients and that the total commission paid by each Fund will be reasonable in relation to the benefits to the Fund and its other clients over the long-term. The research received by the Sub-Adviser may include, without limitation: information on the United States and other world economies; information on specific industries, sectors, groups of securities, individual companies, and political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Sub-Adviser to determine and track investment results; and trading systems that allow the Sub-Adviser to interface electronically with brokerage firms, custodians and other providers. Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs and access to computer databases. In some instances, research products or services received by the Sub-Adviser may also be used by the Sub-Adviser for functions that are not research related (i.e. not related to the making of investment decisions). Where a research product or service has a mixed use, the Sub-Adviser will make a reasonable allocation according to its use and will pay for the non-research function in cash using its own funds.

The research and investment information services described above make available to the Sub-Adviser for its analysis and consideration the views and information of individuals and research staffs of other securities firms. These services may be useful to the Sub-Adviser in connection with advisory clients other than the Funds, and not all such services may be useful to the Sub-Adviser in connection with the Funds. Although such information may be a useful supplement to the Sub-Adviser’s own investment research in rendering services to the Funds, the value of such research and services is not expected to materially reduce the expenses of the Sub-Adviser in the performance of its services under the Sub-Advisory Agreements and will not reduce the management fees payable to the Sub-Adviser by the Funds.

The Funds may invest in securities traded in the over-the-counter market. In these cases, the Funds may initiate trades through brokers on an agency basis and pays a commission in connection with the transaction. The Funds may also effect these transactions by dealing directly with the dealers that make a market in the securities involved, in which case the costs of such transactions would involve dealer spreads rather than brokerage commissions.

Aggregated Trades. While investment decisions for the Funds are made independently from those for any other investment companies and accounts advised or managed by the Sub-Adviser, such other advisory clients may invest in the same securities as a

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Fund. To the extent permitted by law, the Sub-Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other investment companies or accounts advised or managed by the Sub-Adviser in executing transactions. When a purchase or sale of the same security is made as part of an aggregated trade, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Sub-Adviser believes to be equitable to the Fund and other participating investment companies or accounts. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund.

Portfolio Turnover. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of a Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of Shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making investment decisions, and the Funds may engage in short-term trading to achieve their investment objectives. High rates of portfolio turnover could lower performance of a Fund due to increased transaction costs and may also result in the realization of short-term capital gains taxed at ordinary income tax rates.

DISCLOSURE OF PORTFOLIO HOLDINGS

Portfolio Disclosure Policy. The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of Fund portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees and agents of the Funds, including the Adviser. The Policy is designed to ensure that the disclosure of information about the Funds’ portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of the Funds.

As ETFs, information about the Funds’ portfolio holdings is made available on a daily basis in accordance with the provisions of any order of the SEC applicable to the Funds, the regulations of the Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of each Fund’s anticipated portfolio holdings as of the next Business Day (as defined below). This information is used in connection with the creation and redemption process and is disseminated on a daily basis through the facilities of the Exchange, the National Securities Clearing Corporation (the “NSCC”) and/or third party service providers.

A “Business Day” with respect to the Funds is any day on which the Exchange is open for business. As of the date of this SAI, the Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Trust will disclose on each Fund’s website at the start of each Business Day the identities and quantities of the securities and other assets held by the Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on the Business Day. Online disclosure of such holdings is publicly available at no charge. The website for the Funds is www.virtus.com.

The Funds may also send a portion or all of this information to shareholders and to investment company analysts and rating and trading entities. However, a Fund will not send this information to shareholders or to analysts or rating and/or trading entities until such information is at least 30 days old or until one Business Day after the information has been posted to the Fund’s website.

The officers of the Trust, the Adviser and/or the Sub-Adviser may share non-public portfolio holdings information with the Funds’ service providers that require such information for legitimate business and Fund oversight purposes, such as the Funds’ operating administrator, fund accounting administrator, transfer agent, distributor, custodian, independent registered public accounting firm, and legal counsel as identified in the Funds’ Prospectus and this SAI and Doremus FP (a financial edgarizing, typesetting and printing firm). The Funds, the Adviser and/or the Sub-Adviser may also provide non-public portfolio holdings information to appropriate regulatory agencies as required by applicable laws and regulations. The Funds’ service providers receiving such non-public information are subject to confidentiality obligations requiring such service providers to keep non-public portfolio holdings information confidential. Certain of the service providers have codes of ethics that prohibit trading based on, among other things, non-public portfolio holdings information.

The Funds, the Adviser and/or the Sub-Adviser may, from time to time, provide additional portfolio holdings information in the form of quarterly or monthly management letters; provided, however, that the Funds, the Adviser and/or the Sub-Adviser will not send such quarterly or monthly management letters to shareholders until such information is either filed with the SEC or publicly disclosed on a Fund’s website. In addition, non-public portfolio holdings information and other information regarding the investment activities of a Fund may also be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Fund.

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The Funds currently do not provide non-public portfolio holdings information to any other third parties. In the future, the Funds may elect to disclose such information to other third parties if the appropriate officers of the Trust determine that the Funds have a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality. The Adviser and the Sub-Adviser, through their respective officers, are responsible for determining which other third parties have a legitimate business purpose for receiving a Fund’s portfolio holdings information.

The Funds’ policies regarding disclosure of portfolio holdings are subject to the continuing oversight and direction of the Board. The Adviser, the Sub-Adviser and the Administrator are required to report to the Board any known disclosure of a Fund’s portfolio holdings to unauthorized third parties. The Funds have not entered (and do not currently intend to enter) into any arrangement providing for the receipt of compensation or other consideration in exchange for the disclosure of non-public portfolio holdings information, other than the benefits that result to a Fund and its shareholders from providing such information, which include the publication of Fund ratings and rankings.

Each Fund will make available to the public a complete schedule of its portfolio holdings, as reported on a fiscal quarter basis. This information is generally available within 60 days of the Fund’s fiscal quarter end and will remain available until the next fiscal quarter’s portfolio holdings report becomes available. You may obtain a copy of these quarterly portfolio holdings reports by calling the Fund at (888) 383-0553. Each Fund will also file these quarterly portfolio holdings reports with the SEC on Form N-CSR or Form N-Q, as applicable. The Funds’ Form N-CSR and Form N-Q filings are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. The first and third quarter portfolio holdings reports will be filed with the SEC on Form N-Q, and the second and fourth fiscal quarter portfolio holdings reports will be included with the semi-annual and annual reports, respectively, which are sent to shareholders and filed with the SEC on Form N-CSR.

No person is authorized to disclose a Fund’s portfolio holdings or other investment positions except in accordance with the Policy.

INDICATIVE INTRA-DAY VALUE

The approximate value of each Fund’s investments on a per-Share basis, the Indicative Intra-Day Value (“IIV”), is disseminated by the Exchange every 15 seconds during hours of trading on the Exchange. The IIV should not be viewed as a “real-time” update of NAV because the IIV will be calculated by an independent third party and may not be calculated in the exact same manner as NAV, which is computed daily.

The IIV for the Funds is calculated during hours of trading on the Exchange by dividing the “Estimated Fund Value” as of the time of the calculation by the total number of outstanding Shares. “Estimated Fund Value” is the sum of the estimated amount of cash held in a Fund’s portfolio, the estimated amount of accrued interest owing to the Fund and the estimated value of the securities held in the Fund’s portfolio, minus the estimated amount of the Fund’s liabilities. The IIV will be calculated based on the same portfolio holdings disclosed on each Fund’s website. In determining the estimated value for each of the component securities, the IIV will use last sale, market prices or other methods that would be considered appropriate for pricing equity securities held by registered investment companies.

Although the Trust provides the information used to calculate the IIV, the Trust is not involved in the actual calculation of the IIV and is not responsible for the calculation or dissemination of the IIV. The Trust makes no warranty as to the accuracy of the IIV.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest. The Trust is a Delaware statutory trust and a registered investment company. The Trust was organized on July 14, 2015, and it has authorized capital of an unlimited number of Shares of beneficial interest of no par value, which may be issued in more than one class or series.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. If requested by shareholders of at least one-third of the outstanding Shares of the Trust or any series thereof, the Trust will call a meeting of the shareholders of the Trust or the series, as applicable. Shareholders holding two-thirds of Shares outstanding may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.

All Shares will be freely transferable; provided, however, that Shares may not be redeemed individually, but only in Creation Units. The Shares will not have preemptive rights or cumulative voting rights, and none of the Shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Shares have equal voting rights, except that, if the Trust creates additional funds, only Shares of that fund may be entitled to vote on a matter affecting that particular fund. Trust shareholders are entitled to require the Trust to redeem Creation Units if such shareholders are Authorized Participants. The Declaration of Trust confers upon the Board the power, by resolution, to alter the number of Shares constituting a Creation Unit or to

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specify that Shares of the Trust may be individually redeemable. The Trust reserves the right to adjust the prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through splits or reverse splits, which would have no effect on the net assets of a Fund. If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, you may be required to liquidate or transfer your Shares at an inopportune time and you may lose money on your investment.

Book Entry Only System. Depository Trust Company (“DTC”) acts as securities depository for the Funds’ Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of which (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange, LLC and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust will inquire of each DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust will provide each DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by the DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust will pay to each DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions will be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, will credit immediately with respect to the DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners with respect to the Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between the DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust will take action to find a replacement for DTC to perform its functions at a comparable cost. The DTC Participants’ rules and policies are made publicly available through DTC’s website at: www.dtcc.com.

PURCHASE AND REDEMPTION OF CREATION UNITS

Creation. The Trust issues and sells Shares of the Funds only in Creation Units on a continuous basis through the Distributor, at their NAV next determined after receipt, on any Business Day, for an order received in proper form.

Fund Deposit. The consideration for purchase of a Creation Unit of a Fund generally consists of an in-kind deposit of Deposit Securities for each Creation Unit constituting a substantial replication, or a representation, of the securities included in the Fund’s

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portfolio and a Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit”, which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The Cash Component is an amount equal to the difference between the NAV of the Shares (per Creation Unit) and the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities), the Cash Component will be such positive amount. If the Cash Component for a Fund is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities), the Cash Component will be such negative amount, and the creator will be entitled to receive cash from the Fund in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities.

Each Fund, through the National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of Shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of Shares of the Deposit Securities required for the Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Sub-Adviser with a view to the investment objective of the Fund. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash -i.e., a “cash in lieu” amount- to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery, that may not be eligible for transfer through the Clearing Process (discussed below) or that may not be eligible for trading by an Authorized Participant or the investor for which it is acting.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of the Fund Deposit, each Fund, through NSCC, also makes available on each Business Day the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit of the Fund.

Procedures for Creation of Creation Units. To be eligible to place orders to create a Creation Unit of a Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of NSCC (the “Clearing Process”) or a clearing agency that is registered with the SEC, or (ii) a DTC Participant (see “Book Entry Only System”) and, in each case, must have executed an agreement with the Trust, the Distributor and the Transfer Agent with respect to creations and redemptions of Creation Units (“Participant Agreement”). A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant”. Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement with a Fund. All Shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Units must be placed for one or more Creation Unit size aggregations of Shares (50,000 in the case of the Funds). All orders to create Creation Units, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the earlier of the close of the regular trading session on the Exchange (usually 4:00 p.m.) Eastern Time (“Closing Time”), in each case on the date such order is placed in order for the creation of Creation Units to be effected based on the NAV of Fund Shares next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the “Transmittal Date”. Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement (see “Placement of Creation Orders Using the Clearing Process” and “Placement of Creation Orders Outside the Clearing Process”). Severe economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

Orders to create Creation Units of a Fund will be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, an Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, i.e., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to create Creation Units of a Fund will need to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.

Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating the transfer of Deposit Securities and the Cash Component.

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Placement of Creation Orders Using the Clearing Process. The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Transfer Agent to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant that wishes to place an order creating Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. A Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Trust by no later than 11:00 a.m., Eastern Time, of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination will be final and binding. Cash equal to the Cash Component must be transferred directly to the Trust through the Federal Reserve wire system in a timely manner so as to be received by the Trust no later than 2:00 p.m., Eastern Time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Trust does not receive both the requisite Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be cancelled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the applicable Fund. The delivery of Creation Units of a Fund so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component plus (ii) 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order will be deemed to be received on the Business Day on which the order is placed, provided that the order is placed in proper form prior to 3:00 p.m., Eastern Time, on such date and federal funds in the appropriate amount are deposited with the Trust by 11:00 a.m., Eastern Time, the following Business Day. If the order is not placed in proper form by 3:00 p.m., or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be rejected and the investor will be liable to the Trust for losses, if any, resulting therefrom. An additional amount of cash will be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily mark-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern Time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a mark-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Trust or purchased by the Trust and deposited into the Trust. In addition, a transaction fee will be charged in all cases. The delivery of Creation Units of a Fund so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Units. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if (a) the order is not in proper form; (b) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (c) the Deposit Securities delivered are not as disseminated through the facilities of the Exchange for that date by the Trust, as described above; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of Beneficial Owners; or (g) as a result of circumstances outside the control of the Trust, the Distributor and the Adviser

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make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, facsimile or computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC or any other participant in the creation process; and similar extraordinary events. The Distributor will notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor will any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered will be determined by the Trust, and the Trust’s determination will be final and binding.

Creation Transaction Fee. To compensate the Trust for transfer and other transaction costs involved in creation transactions through the Clearing Process, investors will be required to pay a minimum creation transaction fee, assessed per transaction, as follows:

Fund Name	Creation Transaction Fee
Virtus Enhanced Gold ETF (Ticker: VEG)	$[___]
Virtus Enhanced Short U.S. Equity ETF (Ticker: VESH)	$[___]

The Trust, subject to approval by the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a creation of a Creation Unit may be charged a fee for such services.

Redemption. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor and the applicable Fund and only on a Business Day. The Trust will not redeem Shares in amounts less than Creation Units. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to the Funds, the Trust, through NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the Deposit Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. Deposit Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consist of Deposit Securities, as announced by the Trust on the Business Day of the request for redemption received in proper form, plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Deposit Securities (the “Cash Redemption Amount”), less a redemption transaction fee described below in the section entitled “Redemption Transaction Fee”. In the event that the Deposit Securities have a value greater than the NAV of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Trust not later than 3:00 p.m., Eastern Time, on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Fund after 3:00 p.m., Eastern Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Deposit Securities and the Cash Redemption Amount will be transferred by the third Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant that wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Trust not later than 3:00 p.m., Eastern Time, if transmitted by mail, or

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by 2:00 p.m. Eastern Time, if transmitted by other means, on such Transmittal Date; (ii) such order is accompanied or proceeded by the requisite number of Shares of the applicable Fund and the Cash Redemption Amount specified in such order, which delivery must be made through DTC to the Trust not later than 11:00 a.m. and 2:00 p.m., respectively, Eastern Time, on the next Business Day following such Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed.

After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Deposit Securities, which are expected to be delivered within three Business Days, and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust. The Trust may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Deposit Securities but does not differ in NAV.

The calculation of the value of the Deposit Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Trust according to the procedures set forth under “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Trust by a DTC Participant not later than the Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Deposit Securities and the Cash Redemption Amount to be delivered will be determined by the Trust on such Transmittal Date. If, however, a redemption order is submitted to the Trust by a DTC Participant not later than the Closing Time on the Transmittal Date but either (1) the requisite number of Shares of the Fund are not delivered by the DTC Cut-Off-Time as described above on the next Business Day following the Transmittal Date or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Deposit Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the Shares of the Fund are delivered through DTC to the Trust by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Deposit Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Deposit Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Deposit Securities but does not differ in NAV.

Redemptions of Shares for Deposit Securities will be subject to compliance with applicable federal and state securities laws, and the Trust (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Deposit Securities upon redemptions or could not do so without first registering the offering and sale of the Deposit Securities under such laws. An Authorized Participant or an investor for which it is acting that is subject to a legal restriction with respect to a particular security included in the Deposit Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the Shares’ NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Redemption Transaction Fee. To compensate the Trust for transfer and other transaction costs involved in redemption transactions through the Clearing Process, investors will be required to pay a minimum redemption transaction fee, assessed per transaction as follows:

Fund Name	Redemption Transaction Fee
Virtus Enhanced Gold ETF (Ticker: VEG)	$[___]
Virtus Enhanced Short U.S. Equity ETF (Ticker: VESH)	$[___]

Where Shares are redeemed for cash, the redemption transaction fee will be deducted from such redemption proceeds. The Trust, subject to approval by the Board, may adjust the fee from time to time based upon actual experience. Investors who use the services of

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a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may be charged a fee for such services.

SECURITIES SETTLEMENTS FOR CREATIONS AND REDEMPTIONS

The Trust generally intends to effect deliveries of Creation Units and Deposit Securities on a basis of “T” plus three business days. The Trust may effect deliveries of Creation Units and Deposit Securities on a basis other than T plus three in order to accommodate holiday schedules, to account for treatment by U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. In addition to holidays, other unforeseeable closings in a market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period. In the event that a delay in a redemption settlement cycle will extend to more than 12 calendar days, the Trust will effect a cash-in-lieu redemption to the extent necessary.

The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in securities delivery practices, could affect the information set forth herein at some time in the future and longer (worse) redemption periods are possible.

CONTINUOUS OFFERING

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, would be unable to take advantage of the prospectus-delivery exemption provided by Section 4(a)(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an over-allotment within the meaning of Section 4(a)(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Investing in the Funds – Determination of Net Asset Value”.

The NAV per Share for a Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including, without limitation, the management fee and the sub-advisory fee, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is determined as of the close of the regular trading session on the Exchange (ordinarily 4:00 p.m., Eastern time) on each day that the Exchange is open. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures approved by, and under the direction of, the Board. In determining the value of a Fund’s assets, equity securities are generally valued at market using quotations from the primary market in which they are traded. Debt securities (other than short-term investments) are valued on the basis of broker

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quotes or valuations provided by a pricing service, which in determining value utilizes information regarding recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities. Other assets, such as accrued interest, accrued dividends and cash are also included in determining the NAV. The Funds normally use third party pricing services to obtain portfolio security prices.

Securities and assets for which market quotations are not readily available or which cannot be accurately valued using a Fund’s normal pricing procedures are valued by the Trust’s Fair Value Pricing Committee at fair value as determined in good faith under policies approved by the Board. The Trust may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s portfolio security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. In addition, the Trust may fair value foreign equity portfolio securities each day the Trust calculates a Fund’s NAV. Accordingly, a Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a portfolio security will be materially different than the value that could be realized upon the sale of such security. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

DIVIDENDS AND DISTRIBUTIONS

General Policies. Dividends from net investment income are declared and paid at least annually by the Funds. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for a Fund to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. In addition, the Trust may distribute at least annually amounts representing the full dividend yield on the underlying portfolio securities of a Fund, net of expenses of the Fund, as if the Fund owned such underlying portfolio securities for the entire dividend period in which case some portion of each distribution may result in a return of capital for tax purposes for certain shareholders.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust. The Trust makes additional distributions to the minimum extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a “regulated investment company” (a “RIC”) or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Shares through DTC Participants for reinvestment of their dividend distributions. If this service is used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the applicable Fund. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

TAXATION

Set forth below is a discussion of certain U.S. federal income tax considerations affecting the Funds and the purchase, ownership and disposition of Shares. It is based upon the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder, judicial authorities, and administrative rulings and practices as in effect as of the date of this SAI, all of which are subject to change, including the following information which also supplements and should be read in conjunction with the sections in the Prospectus entitled “Distributions” and “Federal Income Taxes”.

The following is a summary of the material U.S. federal income tax considerations applicable to an investment in Fund Shares. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect. In addition, this summary assumes that shareholders hold Fund Shares as capital assets within the meaning of the Code, and do not hold Fund Shares in connection with a trade or business. This summary does not address all potential U.S. federal income tax considerations possibly applicable to an investment in Fund Shares, to Fund shareholders holding Fund Shares through a partnership (or other pass-through entity) or to Fund shareholders subject to special tax rules. Prospective Fund shareholders are urged to consult their own tax advisers with respect to the specific federal, state, local and foreign tax consequences of investing in Fund Shares.

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The Funds have not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership or disposition of Shares, as well as the tax consequences arising under the laws of any state, foreign country or other taxing jurisdiction.

Tax Treatment of the Fund. The Funds, as well as any future series of the Trust, are treated as separate corporate entities under the Code, and intend to qualify and remain qualified as regulated investment companies under Subchapter M of the Code. In order to so qualify, a Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year. At least 90% of the gross income of each Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the Fund’s business of investing in such stock, securities or currencies. Any income derived by the Fund from a partnership or trust is treated as derived with respect to the Fund’s business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the series in the same manner as by the partnership or trust.

A Fund will not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of the Fund’s total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the Fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the Fund’s total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. The Funds intend to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

There is a remedy for failure of the Subchapter M asset diversification test, if the failure was due to reasonable cause and not willful neglect, subject to certain divestiture and procedural requirements and the payment of a tax. There is also a de minimis exception to a potential failure of the Subchapter M asset diversification test, which would require corrective action but no tax. In addition, a remedy of a failure of the source-of-income requirement exists, if the failure was due to reasonable cause and not willful neglect, subject to certain procedural requirements and the payment of a tax.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gains net income (excess of realized capital gains over realized capital losses). The Funds intend to make sufficient distributions or deemed distributions of ordinary taxable income and any capital gains net income prior to the end of each calendar year to avoid liability for this excise tax.

Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage (28% for 2013) of taxable dividends or gross proceeds realized upon a sale to shareholders who: (i) have failed to provide a correct tax identification number in the manner required, (ii) are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, (iii) have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or (iv) are “exempt recipients”.

Depending upon the extent of a Fund’s activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Funds and their shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by a Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN, or other applicable form, with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI, or other applicable form, with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder). The Funds may elect not to withhold the applicable withholding tax on any distribution representing a capital gains dividend to a non-U.S. shareholder.

The Funds will send shareholders information each year on the tax status of dividends and distributions. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income and distributions of capital gains will be taxable to shareholders, whether received in cash or reinvested in Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder’s cost and thus, in effect, result in a return of a part of the shareholder’s investment.

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Tax Treatment of Fund Shareholders. The following information is meant as a general summary for U.S. taxpayers. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Funds. Although the Funds will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions paid by the Funds.

Distributions attributable to net investment income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long a shareholder has held Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.

Distributions resulting from the sale of foreign currencies and foreign securities by a Fund, to the extent of foreign exchange gains, are generally taxed as ordinary income or loss. If a Fund pays non-refundable taxes to foreign governments during the year, these taxes will reduce the Fund’s net investment income but still may be included in your taxable income. However, you may be able to claim an offsetting tax credit or itemized deduction on your return for your portion of foreign taxes paid by the Fund.

In general, a shareholder who sells or redeems Fund shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for Fund shares. An exchange of shares is treated as a sale and any gain may be subject to tax.

Registered investment companies must report cost basis information to the IRS on Form 1099-B for any sale of fund shares acquired after January 1, 2012 (“Covered Shares”). Registered investment companies must select a default cost basis calculation method and apply that method to the sale of Covered Shares unless an alternate IRS approved method is specifically elected in writing by the shareholder. Average Cost, which is the investment company industry standard, has been selected as the Funds’ default cost basis calculation method. If a shareholder determines that an IRS approved cost basis calculation method other than the Funds’ default method of Average Cost is more appropriate, he must contact the appropriate Fund at the time of or in advance of the sale of Covered Shares that are to be subject to that alternate election. IRS regulations do not permit the change of a cost basis election on previously executed trades. All Covered Shares purchased in non-retirement accounts are subject to the new cost basis reporting legislation.

As with all investment companies, a Fund may be required to withhold U.S. federal income tax (presently at the rate of 28%) for all distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.

Under current tax law, qualifying corporate dividends are taxable at long-term capital gains tax rates. The long-term capital gains rate for individual taxpayers is currently at a maximum rate of 20%, with lower rates potentially applicable to taxpayers depending on their income levels. For 2016, individual taxpayers with taxable incomes above $415,050 ($466,950 for married taxpayers filing jointly and $441,000 for heads of households) are subject to a 20% rate of tax on long-term capital gains and qualified dividends. Taxpayers that are not in the highest tax bracket and are subject to the 25% (or greater) tax bracket on their ordinary income and whose taxable income is less than the above-mentioned thresholds will continue to be subject to a maximum 15% rate of tax on long-term capital gains and qualified dividends. For taxpayers whose ordinary income is generally taxed at less than the 25% rate, the long-term capital gains rate and rate on qualified dividends will be 0%. These rates may change over time.

All or a portion of the dividends paid by the Funds may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If a Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.

Taxable dividends paid by the Funds to corporate shareholders will be taxed at corporate income tax rates. Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Funds as qualifying for the DRD.

If a Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether the dividend was received in cash or reinvested in additional shares. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent a Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

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Certain individuals, estates and trusts must pay a 3.8% Medicare surtax on “net investment income” including, among other things, dividends and proceeds of sale in respect of securities like the shares, subject to certain exceptions. Prospective investors should consult with their own tax advisors regarding the effect, if any, of this surtax on their ownership and disposition of the shares.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

Each Fund will designate: (i) any dividend of qualified dividend income as qualified dividend income; (ii) any tax-exempt dividend as an exempt-interest dividend; (iii) any distribution of long-term capital gains as a capital gains dividend; and (iv) any dividend eligible for the corporate dividends received deduction as such in a written notice provided to shareholders after the close of the Fund’s taxable year. Shareholders should note that, upon the sale or exchange of Fund shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as a long-term capital loss to the extent of the capital gains dividends received with respect to the shares.

If a Fund declares a dividend in October, November, or December, but pays it in January, it will be taxable to shareholders as if the dividend was received in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders in taxable years beginning after December 31, 2002, to the extent of the Fund’s current and accumulated earnings and profits, and would be eligible for the DRD for corporations, provided in each case that certain holding period and other requirements are met.

Each Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be utilized indefinitely to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Under sections 1471 through 1474 to the Code, also known as the “Foreign Account Tax Compliance Act of 2009” or “FATCA”, foreign financial institutions (which include hedge funds, private equity funds, registered investment companies, securitization vehicles and any other investment vehicles regardless of their size) and other foreign entities must comply with new information reporting rules with respect to their U.S. account holders and investors or confront a new withholding tax on U.S. source payments made to them. A foreign financial institution or other foreign entity that does not comply with the FATCA reporting requirements will be subject to a new 30% withholding tax with respect to any “withholdable payments” made after December 31, 2012, other than such payments that are made on “obligations” that were outstanding on March 18, 2012. For this purpose, withholdable payments are U.S. source payments otherwise subject to nonresident withholding tax and also include the entire gross proceeds from the sale of any equity or debt instruments of U.S. issuers. The new FATCA withholding tax will apply regardless of whether the payment would otherwise be exempt from U.S. nonresident withholding tax (e.g., under the portfolio interest exemption or as capital gain). Treasury is authorized to provide rules for implementing the FATCA withholding regime with the existing nonresident withholding tax rules. The FATCA provisions also impose new information reporting requirements and increase related penalties for U.S. persons.

FATCA withholding will not apply to withholdable payments made directly to foreign governments, international organizations, foreign central banks or issue and individuals. Treasury is authorized to provide additional exceptions to the application of the FATCA provisions. Prospective investors should consult with their own tax advisors regarding these new provisions.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions, and sales of Fund Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws.

OTHER INFORMATION

Shareholder inquiries may be made by writing to the Trust, c/o Virtus ETF Advisers LLC, 1540 Broadway, New York, NY 10036.

FINANCIAL STATEMENTS

The Funds are newly organized and therefore has not yet had any operations as of the date of this SAI.

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APPENDIX A

CREDIT QUALITY RATINGS

The Fund may acquire from time to time debt securities as described in the Prospectus and this SAI. The Fund is not restricted with respect to yield, maturity, or credit quality of any debt securities, so that the Fund may purchase debt securities that are of high quality “investment grade” (“Investment-Grade Debt Securities”) or of lower quality with significant risk characteristics (e.g., “junk bonds”). The various ratings used by nationally recognized statistical rating organizations (each an “NRSRO”) are described below.

A rating by an NRSRO represents the organization’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of Investment-Grade Debt Securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one NRSRO, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the NRSROs from other sources that they consider reliable. Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor’s® Ratings Services. The following summarizes the highest four ratings used by Standard & Poor’s Ratings Services (“S&P”), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Adviser:

AAA –An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA – An obligation rated AA differs from AAA obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A – An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Bonds rated BB, B, CCC, CC and C are not considered by the Adviser to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations may likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) designation to show relative standing within the major rating categories.

Short-term obligations rated A-1 by S&P indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus (+) designation. This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong. A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. The rating SP-3 indicates a speculative capacity to pay principal and interest.

MOODY’S INVESTORS SERVICE, INC. Moody’s Investors Service, Inc. (“Moody’s”) long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default. The highest four ratings are deemed to be Investment-Grade Securities by the Adviser:

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Aaa – Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa – Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A – Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa – Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations which are rated Ba, B, Caa, Ca or C by Moody’s are not considered “Investment-Grade Debt Securities” by the Adviser. Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk. Obligations rated B are considered speculative and are subject to high credit risk. Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Obligation Ratings – There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels — MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings – In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

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When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch Ratings. The following summarizes the highest four ratings used by Fitch, Inc. (“Fitch”):

Long-Term Ratings

AAA – Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA – Very high credit quality. AA ratings denote expectation of low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A – High credit quality. A ratings denote expectation of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB – Good credit quality. BBB ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Adviser to be investment-grade securities. Securities rated BB and B are regarded as speculative with regard to a possible default risk developing. BB is considered speculative and B is considered highly speculative. Securities rated CCC, CC and C are regarded as a high credit risk. A rating CCC indicates a substantial credit risk, while a rating CC indicates a high level of risk, and a rating C signals exceptionally high levels of credit risk. “RD” ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond or other material financial obligations but which has not entered into bankruptcy filings or other formal winding-up procedure and which has not otherwise ceased operating. “D” ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings or other formal wind-up procedure, or which has otherwise ceased business.

Short-Term Ratings

F1 – Highest credit quality. The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

F2 – Good credit quality. The rating F2 indicates a good intrinsic capacity for timely payment of financial commitments.

F3 – Fair credit quality. The rating F3 indicates the intrinsic capacity for timely payment of financial commitments is adequate.

B – Speculative. The rating B indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near-term adverse changes in financial and economic conditions.

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Short-term rates B, C and D by Fitch are considered by the Adviser to be below investment-grade securities. Short-term securities rated C have a high default risk and securities rated D indicate a broad-based default event for an entity or the default of a short-term obligation.

(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to long-term ratings AAA category or to the categories below B. The suffix “NR” indicates that Fitch does not publicly rate the issuer or issue in question.

While the foregoing descriptions of the ratings systems used by the Adviser distinguishes between “Investment-Grade Debt Securities” and more speculative debt securities, as stated above the Fund is not limited with respect to the yield, maturity or credit quality of the debt securities in which they invest. Accordingly, the Fund’s portfolio may be invested in Investment-Grade Debt Securities or debt securities that are not Investment-Grade Debt Securities in any proportion.

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APPENDIX B

TRUST PROXY VOTING POLICY AND PROCEDURES

     1.     Purpose; Delegation. The purpose of this memorandum is to describe the policies and procedures for voting proxies received from issuers whose securities are held by each series (individually, a “Fund” and collectively, the “Funds”) of Virtus ETF Trust II (the “Trust”). The board of Trustees of the Trust (the “Board”) believes that while typically each Fund’s Sub-Adviser is in the best position to make individual voting decisions for such Fund, there may also be times when the Board determines that the Adviser or another person or group of persons is in the best position to make such voting decisions (such person or group of persons, the “Proxy Voting Manager”). Therefore, subject to the oversight of the Board, each Fund’s Proxy Voting Manager is hereby delegated the duty to make proxy voting decisions for such Fund, and to implement and undertake such other duties as set forth in, and consistent with, these Policies and Procedures.

     2.     Definitions

          (a)     Proxy. A proxy permits a shareholder to vote without being present at annual or special meetings. A proxy is the form whereby a person who is eligible to vote on corporate matters transmits written instructions for voting or transfers the right to vote to another person in place of the eligible voter. Proxies are generally solicited by management, but may be solicited by dissident shareholders opposed to management’s policies or strategies.

          (b)     Proxy Voting Manager. Proxy Voting Manager, as used herein, refers to the individual, individuals or committee of individuals appointed by the Board as being responsible for supervising and implementing these Policies and Procedures with respect to a particular Fund.

     3.     Policy for Voting Proxies Related to Exchange Traded Funds and other Investment Companies. Pursuant to Section 12(d)(1)(E)(iii) of the Investment Company Act of 1940, all proxies from exchange traded funds (“ETFs”) or other investment companies voted by a Fund, registered in the name of the Fund, will have the following voting instructions typed on the proxy form: “Vote these shares in the same proportion as the vote of all other holders of such shares. The beneficial owner of these shares is a registered investment company.”

     4.     Policy for Voting Proxies Related to Other Portfolio Securities.

          (a)     Fiduciary Considerations. Proxies with respect to securities other than ETFs or other investment companies are voted solely in the interests of the shareholders of the Trust. Any conflict of interest must be resolved in the way that will most benefit the shareholders.

          (b)     Management Recommendations. Since the quality and depth of management is a primary factor considered when investing in a company, the recommendation of management on any issue should be given substantial weight. The vote with respect to most issues presented in proxy statements should be cast in accordance with the position of the company’s management, unless it is determined that supporting management’s position would adversely affect the investment merits of owning the stock. However, each issue should be considered on its own merits, and the position of the company’s management should not be supported in any situation where it is found not to be in the best interests of the Fund’s shareholders.

     5.     Conflicts of Interest. The Trust recognizes that under certain circumstances a Proxy Voting Manager may have a conflict of interest in voting proxies on behalf of a Fund. Such circumstances may include, but are not limited to, situations where a Proxy Voting Manager or one or more of its affiliates, including officers, directors or employees, has or is seeking a client relationship with the issuer of the security that is the subject of the proxy vote. The Proxy Voting Manager shall periodically inform its employees that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Proxy Voting Manager with respect to voting proxies on behalf of a Fund, both as a result of the employee’s personal relationships and due to circumstances that may arise during the conduct of the Proxy Voting Manager’s business, and to bring any conflict of interest of which they become aware to the attention of the proxy manager. With respect to securities other than ETFs or other investment companies, the Proxy Voting Manager shall not vote proxies relating to such issuers on behalf of a Fund until it has determined that the conflict of interest is not material or a method of resolving such conflict of interest has been determined in the manner described below. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Proxy Voting Manager’s decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances. If the proxy manager determines that a conflict of interest is not material, the Proxy Voting Manager may vote proxies notwithstanding the existence of a conflict. If the conflict of interest is determined to be material, either (i) the conflict shall be disclosed to the Board and the Proxy Voting Manager shall follow the instructions of the Board or (ii) the Proxy Voting Manager shall

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vote the issue in question based upon the recommendation of an independent third party under a contractual arrangement approved by the Board. The proxy manager shall keep a record of all materiality decisions and report them to the Board on an annual basis.

     6.     Routine Proposals. Proxies for routine proposals (such as election of directors, selection of independent public accountants, stock splits and increases in capital stock) with respect to securities other than ETFs or other investment companies should generally be voted in favor of management.

     7.     Non-Routine Proposals. Votes on non-routine matters and votes against a management’s recommendations with respect to securities other than ETFs or other investment companies are voted as determined by the Proxy Voting Manager to be in the best interests of the Fund’s shareholders.

     8.     Proxy Voting Procedures. Proxy voting will be conducted in compliance with the policies and practices described herein and is subject to the Proxy Voting Manager’s supervision. A reasonable effort should be made to obtain proxy material and to vote in a timely fashion. Each Proxy Voting Manager shall maintain records regarding the voting of proxies under these Policies and Procedures.

     9.     Form N-PX. A record of each proxy vote will be entered on Form N-PX. A copy of each Form N-PX will be signed by the President of the Trust. The Form is to be filed by August 31 each year. Each reporting period covered by the Form N-PX runs from July 1 to June 30. The Trust will disclose in its annual and semi-annual reports to shareholders and in its registration statement (in the SAI) filed with the SEC on or after August 31 that each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available without charge upon request at (888) 383-0553 (collect) and is also available on the SEC’s Website at www.sec.gov.

     10.      Proxy Voting Managers’ Voting Procedures. The Trust acknowledges that certain of the Proxy Voting Managers to the various Funds have adopted voting policies and procedures for their clients that have been delivered to the Trust. To the extent that a proxy Voting Manager has not adopted such policies and procedures, it shall adopt the policies and procedures provided herein as its own and shall otherwise vote all proxies in what it believes is the best interests of the Fund’s shareholders. To the extent that a Proxy Voting Manager’s policies and procedures are consistent with these Policies and Procedures, the Proxy Voting Manager may implement them with respect to voting proxies on behalf of each Fund managed by such Proxy Voting Manager. However, the provisions of paragraph 5 of these Policies and Procedures relating to conflicts of interest shall supersede any comparable provisions of any Proxy Voting Manager’s policies and procedures.

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APPENDIX C

SUB-ADVISER PROXY VOTING POLICY AND PROCEDURES

Rampart Investment Management Company, LLC

Regulatory Compliance and General Policies and Procedures Manual

Proxy Voting

General Proxy Voting Policies, Procedures and Guidelines for Rampart Portfolio Managers

Each Portfolio Manager who directly manages assets for Rampart is responsible for ensuring that all proxies are voted in a manner consistent with client guidelines and/or policy. When assets are directly managed by Rampart Associates, and Rampart has been granted proxy voting discretion, the following policy and procedures apply:

Rampart shall in all cases cast proxy votes in the best interest of the clients. Such vote shall be consistent with applicable client policy/instruction, or in the absence of such, the Proxy Voting Policies Procedures and Guidelines described below.

Proxies of the Funds will be voted subject to any applicable proxy voting guidelines of the Funds and, to the extent applicable, in accordance with any resolutions or other instructions approved by authorized persons of the Funds.

Absent special circumstances of the types described below, it is the policy of Rampart to exercise its proxy voting discretion in accordance with the Proxy Voting Guidelines (the “Guidelines”) contained in the Attachments section to this Manual. Rampart may vote a proxy contrary to the Guidelines if it is determined that such action is in the best interests of clients. The Guidelines are applicable to the voting of domestic and foreign proxies. The Guidelines have been adopted to make every effort to ensure that the manner in which shares are voted is in the best interest of clients and the value of the investment.

The responsibility to review proxy proposals, and make voting recommendations on behalf of Rampart is delegated to a qualified, non-affiliated, third party vendor, (such as but not limited to “ISS/RiskMetrics”) under the Guidelines.

Rampart may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. For example, Rampart may provide investment management, brokerage, underwriting, and related services to accounts owned or controlled by companies whose management is soliciting proxies. Rampart and/or its employees may also occasionally have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships.

Any individual identifying a conflict of interest shall report such immediately to the Rampart CCO who will determine a course of action.

In addition to this policy, please refer to related policies included in “Record Keeping, Information Security and Fire Walls”.

Proxy Voting Policy for ERISA Clients

At the time of the most recent update to this Manual Rampart has no clients regulated under the Employee Retirement Income Security Act of 1974 Section 3(14) (“ERISA”) however should an ERISA client be retained the following policies shall apply: Each Portfolio Manager who directly manages assets for Rampart is responsible for ensuring that all proxies are voted in a manner consistent with client guidelines and/or policy. Plans governed by the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), are to be administered consistent with the terms of the governing plan documents and applicable provisions of ERISA. In cases where sole proxy voting discretion rests with Rampart, the foregoing policies and procedures will be followed, subject to the fiduciary responsibility standards of ERISA. These standards generally require fiduciaries to act prudently and to discharge their duties solely in the interests of participants and beneficiaries. The Department of Labor has indicated that the voting decisions of ERISA fiduciaries must generally focus on the course that would most likely increase the value of the stock being voted.

The documents governing ERISA individual account plans may set forth various procedures for voting "employer securities" held by the plan. Where authority over the investment of plan assets is granted to plan participants, many individual account plans provide that proxies for employer securities will be voted in accordance with directions received from plan participants as to shares allocated to their plan accounts. In some cases, the governing plan documents may further provide that unallocated shares and/or allocated shares

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for which no participant directions are received will be voted in accordance with a proportional voting method in which such shares are voted proportionately in the same manner as are allocated shares for which directions from participants have been received. Consistent with Labor Department positions, it is the policy of Rampart to follow the provisions of a plan's governing documents in the voting of employer securities, unless it determines that to do so would breach its fiduciary duties under ERISA.

Other Special Proxy Voting Situations

Rampart may choose not to vote proxies in certain situations or for certain accounts, such as but not limited to the following:

1.	When a client has informed Rampart that it wishes to retain the right to vote the proxy (under such situations, Rampart will instruct the custodian to send the proxy material directly to the client);

2.	When Rampart deems the cost of voting would exceed any anticipated benefit to their respective client(s);

3.	When a proxy is received for a client account that has been terminated with Rampart;

4.	When a proxy is received for a security Rampart no longer manages (i.e., Rampart has previously sold their respective entire position); and/or

5.	When the exercise of voting rights could restrict the ability of an account's portfolio manager to freely trade the security in question (as is the case, for example, in certain foreign jurisdictions known as "blocking markets").

From time to time various accounts in which Rampart have proxy voting discretion may participate in securities lending programs administered by the custodian or a third party. Because title to loaned securities passes to the borrower, Rampart will be unable to vote any security that is out on loan to a borrower on a proxy record date. If Rampart has investment discretion, however, it reserves the right of the portfolio manager to instruct the lending agent to terminate a loan in situations where the matter to be voted upon is deemed to be material to the investment and the benefits of voting the security are deemed to outweigh the costs of terminating the loan.

Shadow Voting Under Fund of Fund Exemptive Orders

Under certain conditions, the Funds must “shadow vote” (vote in proportionate consistency with the other shareholders) proxy ballots of the funds in which they invest. refer to the Fund of Funds Exemptive Orders in the Attachments section. Additionally, refer to any Fund of Fund exemptive orders for funds in which the Funds have invested.

Records Related to Proxy Voting

Portfolio Managers directly managing assets for Rampart shall maintain records relating to any proxy votes they have made for such period of time as is required to comply with applicable laws and regulations. The firm may rely on one or more third parties to make and retain such records such as ISS/RiskMetrics. All votes shall be in the best interests of the client whose portfolio holds the security being voted.

Rampart will maintain the following records relating to proxy votes cast under these policies and procedures:

1)	A copy of these policies and procedures;
2)	A copy of each proxy statement the firm receives regarding client’s securities; and
3)	A record of each vote cast by the firm on behalf of a client.

A copy of each written client request for information on how Rampart voted proxies on behalf of the client, and a copy of any written response by the firm to any (written or oral) client request for information on how the firm voted proxies on behalf of the requesting client.

Rampart will cause copies of the foregoing records, as they relate to particular clients, to be provided to those clients upon request except as may be required by law. It is Rampart’s policy not to disclose its proxy voting records to third parties or special interest groups.

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PART C

OTHER INFORMATION

Virtus ETF Trust II

Item 28. Exhibits

(a)	(1)	Certificate of Trust of Virtus ETF Trust II dated July 14, 2015, incorporated by reference to Registrant’s Registration Statement on Form N-1A, filed August 26, 2015
	(2)	Declaration of Trust of Virtus ETF Trust II dated July 14, 2015, incorporated by reference to Registrant’s Pre-Effective Amendment No. 8, filed June 3, 2016
(b)	Bylaws of Virtus ETF Trust II dated July 14, 2015, incorporated by reference to Registrant’s Registration Statement on Form N-1A, filed August 26, 2015
(c)	Instruments Defining Rights of Security Holders – See relevant portions of Certificate of Trust, Declaration of Trust and Bylaws
(d)	(1)	Investment Advisory Agreement dated January 4, 2016, between Virtus ETF Trust II and Virtus ETF Advisers LLC (“Advisory Agreement”), incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016
	(2)	Amendment to Schedule A to the Advisory Agreement dated August 29, 2016, filed herewith
	(3)	Sub-Advisory Agreement dated January 5, 2016, among Virtus ETF Trust II, Virtus ETF Advisers LLC and Newfleet Asset Management, LLC, on behalf of Virtus Newfleet Dynamic Credit ETF, incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016
	(4)	Form of Sub-Advisory Agreement among Virtus ETF Trust II, Virtus ETF Advisers LLC and Duff & Phelps Investment Management Co., on behalf of Virtus Japan Alpha ETF, incorporated by reference to Registrant’s Post-Effective Amendment No. 11, filed on August 29, 2016
	(5)	Form of Sub-Advisory Agreement among Virtus ETF Trust II, Virtus ETF Advisers LLC and Rampart Investment Management Company, LLC, on behalf of Virtus Enhanced Investment Grade Bond ETF, to be filed by amendment
	(6)	Form of Sub-Advisory Agreement among Virtus ETF Trust II, Virtus ETF Advisers LLC and Rampart Investment Management Company, LLC, on behalf of Virtus Enhanced Gold ETF, to be filed by amendment
	(7)	Form of Sub-Advisory Agreement among Virtus ETF Trust II, Virtus ETF Advisers LLC and Rampart Investment Management Company, LLC, on behalf of Virtus Enhanced Short U.S. Equity ETF, to be filed by amendment
(e)	(1)	Distribution Agreement dated February 10, 2016, between Virtus ETF Trust II and ETF Distributors LLC (“Distribution Agreement”), incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016
	(2)	First Amendment to Distribution Agreement dated June 3, 2016, on behalf of Virtus Enhanced U.S. Equity ETF, incorporated by reference to Registrant’s Pre-Effective Amendment No. 8, filed June 3, 2016
(f)	Not Applicable
(g)	Custody Agreement dated December 17, 2015, between Virtus ETF Trust II and The Bank of New York Mellon, incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016
(h)	(1)	Fund Administration and Accounting Agreement dated December 17, 2015, between Virtus ETF Trust II and The Bank of New York Mellon (“Fund Administration and Accounting Agreement”), incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016
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	(2)	Amendment to Fund Administration and Accounting Agreement, to be filed amendment
	(3)	Transfer Agency and Service Agreement dated December 17, 2015, between Virtus ETF Trust II and The Bank of New York Mellon, incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016
	(4)	Form of Authorized Participant Agreement between ETF Distributors LLC, The Bank of New York Mellon and Authorized Participants, incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016
	(5)	Administrative Services Agreement dated November 10, 2015, between Virtus ETF Trust II and Virtus ETF Solutions LLC (“Administration Agreement”), incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016
	(6)	First Amendment to Administrative Services Agreement dated June 3, 2016, on behalf of Virtus Enhanced U.S. Equity ETF, incorporated by reference to Registrant’s Pre-Effective Amendment No. 8, filed June 3, 2016
	(7)	Expense Limitation Agreement dated January 4, 2016, between Virtus ETF Trust II, on behalf of Virtus Newfleet Dynamic Credit ETF, and Virtus ETF Advisers LLC, incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016
	(8)	Expense Limitation Agreement dated August 29, 2016, between Virtus ETF Trust II, on behalf of Virtus Japan Alpha ETF, and Virtus ETF Advisers LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 11, filed on August 29, 2016
(i)	(1)	Legal Opinion of Kilpatrick Townsend & Stockton LLP dated February 19, 2016, on behalf of Virtus Newfleet Dynamic Credit ETF, incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016
	(2)	Legal Opinion of Kilpatrick Townsend & Stockton LLP dated June 3, 2016, on behalf of Virtus Enhanced U.S. Equity ETF, incorporated by reference to Registrant’s Pre-Effective Amendment No. 8, filed June 3, 2016
	(3)	Legal Opinion of Stradley Ronon Stevens & Young, LLP dated August 26, 2016, on behalf of Virtus Japan Alpha ETF, incorporated by reference to Registrant’s Post-Effective Amendment No. 11, filed August 29, 2016
	(4)	Legal Opinion of Stradley Ronon Stevens & Young, LLP on behalf of Virtus Enhanced Investment Grade Bond ETF, to be filed by amendment
	(5)	Legal Opinion of Stradley Ronon Stevens & Young, LLP on behalf of Virtus Enhanced Gold ETF and Virtus Enhanced Short U.S. Equity ETF, to be filed by amendment
(j)	Not applicable
(k)	Not applicable
(l)	Initial Share Purchase Agreement dated December 18, 2015, incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016
(m)	Distribution and Service Plan dated May 5, 2016, for Virtus ETF Trust II, incorporated by reference to Registrant’s Pre-Effective Amendment No. 8, filed June 3, 2016
(n)	Not applicable
(o)	Reserved
(p)	(1)	Code of Ethics of Virtus ETF Trust II, incorporated by reference to Registrant’s Post-Effective Amendment No. 11, filed on August 29, 2016
	(2)	Code of Ethics of ETF Distributors LLC, Virtus ETF Advisers LLC, Newfleet Asset Management, Duff & Phelps Investment Management Co., and Rampart Investment Management Company, LLC, dated June 30, 2016, incorporated by reference to Registrant’s Post-Effective Amendment No. 11, filed on August 29, 2016
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(q)	Powers of Attorney, incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016

Item 29. Persons Controlled By or Under Common Control with Registrant

No person is controlled by or under common control with the Registrant.

Item 30. Indemnification

Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any Trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust.

Reference is made to Article IX of the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference herein. The general effect of the indemnification available to an officer or Trustee may be to reduce the circumstances under which the officer or Trustee is required to bear the economic burden of liabilities and expenses related to actions taken by the individual in his or her capacity as an officer or Trustee.

The Registrant (sometimes referred to as the “Trust”) is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer or employee of the Trust, including persons who serve at the request of the Trust as directors, Trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (each, a “Covered Person”). Each Covered Person is indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been such a director, Trustee, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:

No indemnification is provided to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust; are severable; will not affect any other rights to which any Covered Person is entitled; will continue as to a person who has ceased to be a Covered Person; and will inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Declaration of Trust will affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification shall be advanced by the Trust or the applicable Series prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such Trustees, officers or controlling persons in connection with the Shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a

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court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 31. Business and Other Connections of the Investment Adviser and Sub-Adviser

The description of the Adviser and Sub-Adviser is found under the captions “Management of the Fund - Investment Adviser” and “Management of the Fund - Investment Sub-Adviser” in the Prospectus and under the captions “Management Services - Adviser” and “Management Services - Sub-Adviser” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein.  The Adviser and Sub-Adviser may provide investment advisory services to other persons or entities other than the Registrant.

The information as to the directors and officers of Virtus ETF Advisers LLC set forth in the Virtus ETF Advisers LLC’s Form ADV filed with the SEC (Reference No. 801-78585) and amended through the date hereof, is incorporated herein by reference.

The information as to the directors and officers of Newfleet Asset Management, LLC set forth in Newfleet Asset Management, LLC’s Form ADV filed with the SEC (Reference No. 801-51559), and amended through the date hereof, is incorporated herein by reference.

The information as to the directors and officers of Duff & Phelps Investment Management Co. set forth in Duff & Phelps Investment Management Co.’s Form ADV filed with the SEC (Reference No. 801-14813), and amended through the date hereof, is incorporated herein by reference.

The information as to the directors and officers of Rampart Investment Management Company, LLC set forth in Rampart Investment Management Company, LLC’s Form ADV filed with the SEC (Reference No. 801-77244), and amended through the date hereof, is incorporated herein by reference.

Item 32. Principal Underwriters

(a)     ETF Distributors LLC (the “Distributor”) acts as the distributor for each series of the Registrant and each series of ETFis Series Trust I.

(b)     The directors and officers of the Distributor are as follows:

Name*	Positions with the Distributor	Positions with Trust
Michael A. Angerthal	Executive Vice President	n/a
George R. Aylward	Executive Vice President	Trustee
Matthew Brown	President	n/a
Kevin J. Carr	Assistant Secretary	n/a
Mark S. Flynn	General Counsel and Secretary	n/a
Brinton Frith	Senior Vice President	Treasurer and Chief Financial Officer
David G. Hanley	Treasurer	n/a
David Martin	Vice President and Chief Compliance Officer	n/a
Mardelle Peña	Executive Vice President	n/a
William J. Smalley	Executive Vice President	President, Chief Executive Officer, Secretary

 *     The principal business address for each of the above directors and executive officers is: 1540 Broadway, New York, NY 10036.

(c)     During the Registrant’s most recent fiscal year, the Distributor did not receive any net underwriting discounts or commissions, compensation on redemptions and repurchases, brokerage commissions or other compensation.

Item 33. Location of Accounts and Records

All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the following locations:

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Virtus ETF Advisers LLC

1540 Broadway

New York, NY 10036

The Bank of New York Mellon

One Wall Street

New York, NY 10286

ETF Distributors LLC

1540 Broadway

New York, NY 10036

Newfleet Asset Management, LLC

100 Pearl Street

Hartford, Connecticut 06103

Duff & Phelps Investment Management Co.

200 South Wacker Drive, Suite 500

Chicago, IL 60606

Rampart Investment Management Company, LLC

One International Place, 14th Floor

Boston, MA 02110

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 14th day of October, 2016.

VIRTUS ETF TRUST II
(Registrant)

By:	/s/ William J. Smalley
William J. Smalley, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following person(s) in the capacities and on the date(s) indicated.

Name	Title	Date
/s/ William J. Smalley William J. Smalley	President (Principal Executive Officer)	October 14, 2016
/s/ Brinton Frith Brinton Frith	Treasurer (Principal Financial Officer)	October 14, 2016
/s/ George R. Aylward* George R. Aylward	Trustee	October 14, 2016
/s/ Stephen G. O’Grady* Stephen G. O’Grady	Trustee	October 14, 2016
/s/ James Simpson* James Simpson	Trustee	October 14, 2016
/s/ Robert S. Tull* Robert S. Tull	Trustee	October 14, 2016
/s/ Myles J. Edwards* Myles J. Edwards	Trustee	October 14, 2016

* By: /s/ William J. Smalley William J. Smalley, Attorney-in-fact		October 14, 2016
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Exhibit Index

(d)	(2)	Amendment to Schedule A to the Advisory Agreement dated August 29, 2016

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